UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2022 (Unaudited)

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,

We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2022. Equities fell significantly in the first half of 2022, as rising inflation and interest rates, geopolitical unrest, and growing recession fears weighed on investor sentiment. The investment industry and public now accept that there is inflation – what was dismissed as unlikely by many a year ago is now clearly visible to all in statistics such as the Consumer Price Index (“CPI”), as well as in the bread-and-butter price levels of housing, food, and fuel, and in the authoritative realm of Federal Reserve interest rate policy statements.

For some, the current market backdrop prompts a look back at the inflationary 1970s, the most recent reference point for a prolonged inflationary period in the U.S. Unfortunately, we believe that the damaging 1970s and the subsequent recovery period is a misleading reference point.

One essential difference between the 1970s and today is as follows:

• By the end of that period, in 1979, the federal debt/Gross Domestic Product (“GDP”) level was only about 31% and had declined during the decade. Today, the ratio is about 130%, already beyond all historical experience, and is probably still rising.

• In 1980, total public and private U.S. debt was 178% of GDP and cost an average of 13.6%. Within 11 months, interest rates began a 40-year decline, so that risk was about to peak.

Today, total U.S. debt is 489% of GDP, at an average interest rate of only 3.72%, while the average rate on the Federal debt is only about 1.43%. Just this year, though, the 5-Year Treasury rose to 3%, from an average of 1.6% over the past five years, and 1-year Treasuries also rose to 3%, from less than 0.1% a year ago. The relevance of those increases is that, crudely estimated, somewhere between 20% to 35% of the marketable Federal debt will come due within the next year, and a similar proportion within 1 – 5 years. That’s well over half of the Federal debt to be replaced at higher rates in the near to intermediate future. We believe that this dynamic, in addition to the U.S. Dollar’s strength, will surely limit the ability of the Federal Reserve to solely target inflation with its policies – and will likely result in a higher requisite level of long-run inflation, as compared to the previous several decades.

Our view is that this will result in a structurally different economy, in terms of supply chains, profit margins, wage growth, and debt growth, among other factors. We believe that the Funds are positioned for such a future, which includes many investment opportunities, but which remains well outside of the consensus view.

A performance summary for the half year ended June 30, 2022 follows (No-Load Class):

The Internet Fund -28.64%; The Global Fund -13.50%; The Paradigm Fund -2.51%; The Medical Fund -0.97%; The Small Cap Opportunities Fund 1.64%; The Market Opportunities Fund -8.19%; The Alternative Income Fund -3.98%; The Multi-Disciplinary Income Fund -2.63%; and the Kinetics Spin-off and Corporate Restructuring Fund 2.34%. This compares to returns of: -19.96% for the S&P 500® Index; -18.94% for the S&P 600® Small Cap Index; -20.18% for the MSCI All Country World (ACWI) Index; -10.35% for the Bloomberg U.S. Aggregate Bond Index: -14.19% for the Bloomberg U.S. Corporate High Yield Index; -3.35% for the Bloomberg U.S. 1-3 Year Credit Index®; -29.23% for the Nasdaq Composite®; and -19.57% for the MSCI EAFE® Index.

While we continue to provide equity and fixed income reference benchmark performance (to aid in understanding how the broad asset classes have performed throughout the first half of 2022), we do not manage our Funds against any specific benchmark, nor have we ever done so in the history of the Funds. We believe that such benchmark adherence is highly detrimental to the long-term returns of a sound investment strategy, particularly in recent years, as the benchmarks themselves have undergone distortions that make them discordant with their original objectives.

Equity markets are currently struggling to discount a future of higher interest rates and lower earnings growth. It is not hard to mathematically calculate the impact of higher interest rates, but earnings revisions are much harder to digest. Earnings routinely fall during recessions, but similarly rebound, and in some cases return to their pre-recession growth trend. While it is assured that earnings growth will be lower than current estimates due to a confluence of factors, the greater uncertainty pertains to the long-term (i.e., >3 years out) earnings growth. We would argue that it will be much lower than is currently priced in for much of the market; hence, equities in general have more potential downside.

However, the converse of the broader market, which is likely discounting earnings which are too high, for too long, is the subset of hard asset companies, which the market is pricing for immediate and permanent impairments in profitability. It is not uncommon for high quality fertilizer, energy, industrial metals, and other raw materials companies to trade for less than 5x free cash flow for this year. This equates to a 20% free cash flow yield, which, even if reduced by 50% next year, would be 10%. There are very few companies in the market today that can reduce cash flow by 50% and still trade at a double-digit yield.

It is clear to us that the short-term orientation of the financial markets is resulting in anomalous pricing in various hard asset companies. Investors are mistaking cyclical inflation related to supply chains and latent consumption with secular inflation related to insufficient supply in markets with highly inelastic demand. The former categories will almost assuredly be negatively impacted by slowing economic growth and tighter financial conditions; whereas the latter are likely to be marginally impacted by these factors and will take decades to rebalance supply.

Investors remain largely under-invested in sectors with hard asset companies, which can benefit from this backdrop of structural inflation. We believe that investors’ focus will eventually shift towards companies that can i.) grow revenues on a real basis and ii.) manage costs associated with real revenue growth. We believe that the companies which can achieve these milestones will be rewarded with higher multiples, while those which cannot will be penalized with lower multiples.

The future remains uncertain, but based on a range of realistic outcomes, we believe that the odds certainly favor a new economic paradigm going forward –one which favors incumbent assets and hard asset companies.

KINETICS MUTUAL FUNDS, INC.

Investment Commentary

Financial markets thrive on predictability, as greater certainty about the future permits greater risk tolerance, which promotes economic growth, ergo, growth in wealth. The past decade, if not decades, of modern central economic planning have sought to reduce economic uncertainty, largely by intervening in free markets, by providing liquidity support through monetary (interest rate) and fiscal (spending) measures. The requisite magnitude of financial support to stimulate the economy has grown more than nominal economic growth and financial leverage within the system, creating reliance on a rapidly increasing amount of stimulus. This cycle of ever greater financial stimulus may have recently culminated (temporarily), after U.S. money supply grew approximately 45% between January of 2020 and April 2022. This translates into approximately 31% of the total U.S. Dollars in existence having been “created” within the past 26 months. It should come as no surprise that an unintended consequence of decades of policy aimed at supporting asset and economic growth is inflation. “Inflation” first came in the form of financial asset inflation (i.e., stocks, bonds, and private assets), followed by consumer and producer goods (e.g., CPI, Producer Price Index (PPI)), and now, seemingly, everything.

The U.S. Federal Reserve is no longer denying that inflation is extremely unlikely to abate on its own, and it has begun raising interest rates aggressively in order to combat rising price levels. Tighter money can only combat inflation by reducing demand, as interest costs consume more of businesses’, individuals’, and governments’ cash flows. Contractions in demand are often associated with economic contractions, i.e., recessions. Fear of economic/demand contraction is driving irrational price action in financial markets, as investors underestimate structural trends and rely on heuristic analysis of past cycles. It may shock many people to learn that commodity prices and broader consumer prices can, in fact, rise during a recession. To quote Zolten Pozsar of Credit Suisse: “You can print money, but not oil to heat or wheat to eat.” This quote summarizes the dilemma that central banks face, as decades of underinvestment in indispensable raw materials are coinciding with growing demand, specifically, from emerging (non-OECD) markets. Further, there is a growing risk that aggressive central bank policy aimed at reducing inflation via curbing demand will achieve its goal in reducing growth, but without impacting structural inflation, thus, resulting in stagflation.

We believe that this leaves the global economy in a very uncertain position, where restrictive bank policies are in direct conflict with slowing global growth.

We do not have any unique insight into what will catalyze this dynamic to shift, or how or when it might occur, but we do believe we have an informed opinion about what the ultimate economic and investment implications are. In short, the current paradigm of investing, which has reigned for decades, is shifting – and at warp speed due to the policy mismatch. This change will be uncomfortable, and many individuals and institutions will surely reduce their exposures due to the uncertainty, which will pressure asset prices. However, this short-term orientation fails to recognize the difference between cyclical and structural inflation, hence, missing investment opportunities in secular inflation beneficiaries.

The past 40 years can be characterized as an era of abundance, driven primarily by globalization, technological innovation, and declining interest rates. Our view is that these supporting trends simply cannot be sustained, and most are either stalling or are outright reversing. We believe that this will result in a markedly different investment environment for the next decade as compared to the past yet, most investment “models” rely on historical performance and correlations based on 10, 20 or 30 years of data, which is no longer a valid analog. Specifically, we believe that the changes in these trends, in conjunction with under-investment in raw materials, will result in a new era not of abundance, but of scarcity. In short, the new era will place a primacy on existing high quality, hard assets – which stands in stark contrast to the prevailing primacy on intangibles and cheap investment capital.

The equity-oriented funds (Paradigm, Small Cap, Market Opportunities, Internet, Global, and Spin-off) all benefitted substantially from high exposure to “hard asset” oriented businesses. These companies possess unique asset bases which are high quality, finite supply, and/or are low on the supply pricing curve. We believe that the asset bases enable these companies to benefit from inflationary forces in the economy for many years to come, yet, in capital efficient business models. In particular, Texas Pacific Land Corp. (“TPL”) has been a standout in terms of performance, rising approximately 21% year-to-date (including dividends). The gain was likely in response to benchmark oil and gas prices rising approximately 41% and 51%, respectively. Royalty companies such as TPL benefit from higher absolute energy price levels, yet, without any related expenses. The funds also benefitted from exposure to specific companies in the defense technology and specialty lodging industries.

Exposure to various hard asset industries, such as precious metals and land, detracted from performance, albeit, still outpacing broader markets. The funds had various degrees of negative attribution from a cryptocurrency pooled investment fund. The underlying investment exposure to Bitcoin through the Grayscale Bitcoin Investment Trust (GBT) declined sharply through the first half of the year, GBT’s discount to NAV widened from approximately 22% at year-end to 31% at the end of June. The SEC rejected the GBT’s most recent ETF conversion application earlier this year; however, we believe that the conversion is an eventuality which will remedy the discount.

The income-oriented funds (The Multi-Disciplinary Income Fund and The Alternative Income Fund) have benefitted from shorter duration fixed income exposure, although both funds generated modest losses for the first half of the year. Virtually all fixed income assets have declined in value this year due to the rapid and largely unexpected pace of rising interest rates. The 10-Year U.S. Treasury yield nearly doubled through the first six months of the year, which translated into almost a 6% year-to-date decline for the Bloomberg U.S. Aggregate Bond Index.

Financial markets are digesting high inflation and rapidly rising interest rates for the first time in nearly 40 years, which makes the future particularly uncertain. We believe that there are strong long-term investment “trends” from which we can benefit, yet the economic and financial market uncertainty is resulting in highly discounted valuations for many of these companies.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds, except Kinetics Spin-off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The MSCI All Country World (ACWI) Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg Barclays U.S. 1-3 Year Credit Bond Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Horizon Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2022 — Horizon Kinetics Asset Management, LLC®

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example

June 30, 2022 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, collectively the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2022 and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.

The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Fund and any other Fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2022 (Unaudited)

A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2022 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/22 to
	(1/1/22)	(6/30/22)	Ratio	6/30/22)
The Internet Fund
No Load Class Actual	$1,000.00	$ 713.60	1.77%	$ 7.52
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,016.02	1.77%	$ 8.85
Advisor Class A Actual	$1,000.00	$ 712.70	2.02%	$ 8.58
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.78	2.02%	$10.09
Advisor Class C Actual	$1,000.00	$ 710.90	2.52%	$10.69
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.30	2.52%	$12.57

The Global Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$ 865.00	1.39%	$ 6.43
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$ 6.95
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$ 863.60	1.64%	$ 7.58
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$ 8.20
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$ 862.30	2.14%	$ 9.88
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2022 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/22 to
	(1/1/22)	(6/30/22)	Ratio	6/30/22)
The Paradigm Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$ 974.90	1.64%	$ 8.03
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$ 8.20
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$ 973.60	1.89%	$ 9.25
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$ 9.44
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$ 971.20	2.39%	$11.68
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after expense
reimbursement	$1,000.00	$ 975.80	1.44%	$ 7.05
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$ 7.20

The Medical Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$ 990.30	1.39%	$ 6.86
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$ 6.95
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$ 988.80	1.64%	$ 8.09
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$ 8.20
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$ 986.60	2.14%	$10.54
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2022 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/22 to
	(1/1/22)	(6/30/22)	Ratio	6/30/22)
The Small Cap Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,016.40	1.64%	$ 8.20
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$ 8.20
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,015.20	1.89%	$ 9.44
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$ 9.44
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,012.80	2.39%	$11.93
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,017.50	1.44%	$ 7.20
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$ 7.20

The Market Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$918.10	1.40%	$ 6.66
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.85	1.40%	$ 7.00
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$ 916.80	1.65%	$ 7.84
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.61	1.65%	$ 8.25
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$ 914.60	2.15%	$10.21
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.13	2.15%	$10.74
Institutional Class Actual - after expense
reimbursement	$1,000.00	$ 918.90	1.20%	$ 5.71
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$ 6.01

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2022 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/22 to
	(1/1/22)	(6/30/22)	Ratio	6/30/22)
The Alternative Income Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$ 960.20	0.95%	$ 4.62
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,020.08	0.95%	$ 4.76
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$ 958.90	1.20%	$ 5.83
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$ 6.01
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$ 956.60	1.70%	$ 8.25
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.36	1.70%	$ 8.50
Institutional Class Actual - after expense
reimbursement	$1,000.00	$ 961.20	0.75%	$ 3.65
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,021.08	0.75%	$ 3.76

The Multi-Disciplinary Income Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$ 973.70	1.49%	$ 7.29
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.41	1.49%	$ 7.45
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$ 972.10	1.74%	$ 8.51
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.17	1.74%	$ 8.70
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$ 970.60	2.24%	$10.94
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual - after expense
reimbursement	$1,000.00	$ 974.80	1.29%	$ 6.32
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.40	1.29%	$ 6.46

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2022 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/22 to
	(1/1/22)	(6/30/22)	Ratio	6/30/22)
The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,023.40	1.45%	$ 7.27
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.60	1.45%	$ 7.25
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,023.50	1.50%	$ 7.53
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.36	1.50%	$ 7.50
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,020.10	2.25%	$11.27
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.64	2.25%	$11.23
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,025.00	1.25%	$ 6.28
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.60	1.25%	$ 6.26

Note: Each Feeder Fund records its proportionate share of the respective Master Portfolio's expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Feeder Fund's annualized expense ratio and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Allocation of Portfolio Assets

June 30, 2022 (Unaudited)

The Kinetics Spin-off and Corporate Restructuring Fund

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$15,771,524	63.7%
Manufacturing	1,852,844	7.5%
Real Estate	1,677,618	6.8%
Management of Companies and Enterprises	1,208,169	4.9%
Educational Services	566,840	2.3%
Finance and Insurance	535,676	2.1%
Accommodation and Food Services	468,247	1.9%
Real Estate and Rental and Leasing	458,006	1.8%
Arts, Entertainment, and Recreation	246,852	1.0%
Information	171,467	0.7%
Administrative and Support and Waste Management and
Remediation Services	153,648	0.6%
Retail Trade	93,447	0.4%
Transportation and Warehousing	93,240	0.4%
Professional, Scientific, and Technical Services	1,870	0.0%
Wholesale Trade	905	0.0%

* Excludes Short-Term Investments

KINETICS MUTUAL FUNDS, INC. — THE FUND

The Kinetics Spin-off and Corporate Restructuring Fund

Schedule of Investments — June 30, 2022 (Unaudited)

COMMON STOCKS — 92.81%	Shares	Value
Accommodation — 1.89%
Civeo Corp. - ADR*	18,100	$ 468,247
Beverage and Tobacco Product Manufacturing — 0.29%
Crimson Wine Group Limited*	10,000	71,400
Broadcasting (except Internet) — 0.40%
The E.W. Scripps Company - Class A*	8,000	99,760
Chemical Manufacturing — 0.25%
Prestige Consumer Healthcare, Inc.*	797	46,864
Rayonier Advanced Materials, Inc.*	5,800	15,196
		62,060
Data Processing, Hosting, and Related Services — 0.65%
Core Scientific, Inc.*	5,800	8,642
PayPal Holdings, Inc.*	2,200	153,648
		162,290
Diversified Real Estate Activities — 0.62%
PrairieSky Royalty Limited*	12,100	152,378
E-Commerce — 0.02%
eBay, Inc.	100	4,167
Educational Services — 2.29%
Graham Holdings Company - Class B	1,000	566,840
Fabricated Metal Product Manufacturing — 0.61%
Masco Corporation	3,000	151,800
Funds, Trusts, and Other Financial Vehicles — 0.05%
Mesabi Trust	500	12,260
Machinery Manufacturing — 1.75%
The Manitowoc Company, Inc.*	2,800	29,484
Welbilt, Inc.*	17,000	404,770
		434,254
Management of Companies and Enterprises — 4.88%
Associated Capital Group, Inc. - Class A	32,400	1,160,892
Dundee Corporation - Class A*	28,000	28,515
Galaxy Digital Holdings Ltd.*	5,000	18,762
		1,208,169

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

The Kinetics Spin-off and Corporate Restructuring Fund

Schedule of Investments — June 30, 2022 (Unaudited) — (Continued)

	Shares	Value
Miscellaneous Manufacturing — 4.58%
CSW Industrials, Inc.	11,000	$ 1,133,330
Oil and Gas Extraction — 63.72%
Texas Pacific Land Corp.[c]	10,599	15,771,524
Other Financial Investment Activities — 0.78%
GAMCO Investors, Inc. - Class A	9,200	192,280
Morgan Group Holding Co.*[f]	724	905
		193,185
Other Telecommunications — 0.14%
Liberty Broadband Corporation - Series A*	300	34,065
Publishing Industries (except Internet) — 0.12%
Gannett Co., Inc.*	10,000	29,000

Real Estate — 8.01%
DREAM Unlimited Corp.*cf	67,800	1,677,618
The Howard Hughes Corporation*	4,400	299,420
Tejon Ranch Co.*	400	6,208
		1,983,246
Scientific Research and Development Services — 0.01%
Rafael Holdings, Inc. - Class B*	1,000	1,870
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.01%
CF Acquisition Corp VI*	200	1,994
Spectator Sports — 1.00%
Liberty Media Corp.-Liberty Braves - Class C*	1,590	38,160
Liberty Media Corp.-Liberty Formula One - Class A*	3,600	208,692
		246,852
Sporting Goods, Hobby, Musical Instrument, and Book Stores — 0.36%
Vista Outdoor, Inc.*	3,200	89,280
Water Transportation — 0.38%
A.P. Moeller-Maersk A/S - Class B - ADR	8,000	93,240
TOTAL COMMON STOCKS
(cost $6,850,455)		22,971,211

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

The Kinetics Spin-off and Corporate Restructuring Fund

Schedule of Investments — June 30, 2022 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.06%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.06%
GAMCO Investors, Inc., 4.000%, 06/15/2023fg	$16,000	$ 16,002
TOTAL CORPORATE BONDS
(cost $16,000)		16,002
CLOSED-END FUNDS — 1.27%	Shares
Funds, Trusts, and Other Financial Vehicles — 1.27%
Capital Southwest Corporation	17,000	313,140
TOTAL CLOSED-END FUNDS
(cost $283,909)		313,140
TOTAL INVESTMENTS — 94.14%
(cost $7,150,364)		$23,300,353

Percentages are stated as a percent of net assets.

*	— Non-income producing security.
[c]	— Significant Investment — Greater than 5% of net assets
[f]	— Level 2 Investment.
[g]	— Illiquid.
ADR	— American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities

June 30, 2022 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$145,547,953	$25,959,728
Receivable from Adviser	—	15,745
Receivable for Master Portfolio interest sold	25,520	8,455
Receivable for Fund shares sold	4,057	—
Prepaid expenses and other assets	44,336	30,421
Total Assets	145,621,866	26,014,349
LIABILITIES:
Payable for Master Portfolio interest purchased	—	7,305
Payable to Directors	3,976	605
Payable to Chief Compliance Officer	287	40
Payable for Fund shares repurchased	29,577	1,150
Payable for shareholder servicing fees	32,448	5,609
Payable for distribution fees	8,959	13,211
Accrued expenses and other liabilities	52,553	18,450
Total Liabilities	127,800	46,370
Net Assets	$145,494,066	$25,967,979
NET ASSETS CONSIST OF:
Paid in capital	$105,888,046	$21,513,491
Accumulated earnings	39,606,020	4,454,488
Net Assets	$145,494,066	$25,967,979
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$141,853,250	$19,047,301
Shares outstanding	3,278,011	2,359,763
Net asset value per share (offering price and redemption price)	$ 43.27	$ 8.07
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$ 2,355,424	$ 555,670
Shares outstanding	59,866	69,114
Net asset value per share (redemption price)	$ 39.34	$ 8.04
Offering price per share ($39.34 divided by .9425 and $8.04
divided by .9425)	$ 41.74	$ 8.53
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$ 1,285,392	$ 6,365,008
Shares outstanding	39,427	854,595
Net asset value per share (offering price and redemption price)	$ 32.60	$ 7.45

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$780,825,754	$18,065,749
Receivable from Adviser	39,855	12,453
Receivable for Master Portfolio interest sold	134,238	3,026
Receivable for Fund shares sold	143,297	—
Prepaid expenses and other assets	63,256	25,552
Total Assets	781,206,400	18,106,780
LIABILITIES:
Payable for Master Portfolio interest purchased	—	2,892
Payable to Directors	17,200	384
Payable to Chief Compliance Officer	1,101	30
Payable for Fund shares repurchased	277,535	135
Payable for shareholder servicing fees	131,389	3,627
Payable for distribution fees	188,906	1,152
Accrued expenses and other liabilities	212,577	14,397
Total Liabilities	828,708	22,617
Net Assets	$780,377,692	$18,084,163
NET ASSETS CONSIST OF:
Paid in capital	$239,272,428	$ 9,189,422
Accumulated earnings	541,105,264	8,894,741
Net Assets	$780,377,692	$18,084,163
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$341,296,872	$16,013,908
Shares outstanding	4,771,506	525,436
Net asset value per share (offering price and redemption price)	$ 71.53	$ 30.48
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$146,110,636	$ 2,034,523
Shares outstanding	2,130,531	69,962
Net asset value per share (redemption price)	$ 68.58	$ 29.08
Offering price per share ($68.58 divided by .9425 and $29.08
divided by .9425)	$ 72.76	$ 30.85
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$ 66,868,792	$ 35,732
Shares outstanding	1,071,037	1,273
Net asset value per share (offering price and redemption price)	$ 62.43	$ 28.07
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$226,101,392	N/A
Shares outstanding	3,127,397	N/A
Net asset value per share (offering price and redemption price)	$ 72.30	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$259,600,471	$117,081,353
Receivable from Adviser	13,645	39,846
Receivable for Master Portfolio interest sold	587,928	356,903
Prepaid expenses and other assets	39,706	37,454
Total Assets	260,241,750	117,515,556
LIABILITIES:
Payable for Master Portfolio interest purchased	329,423	338,622
Payable to Directors	5,541	2,791
Payable to Chief Compliance Officer	360	181
Payable for Fund shares repurchased	258,505	18,281
Payable for shareholder servicing fees	48,084	21,958
Payable for distribution fees	27,588	23,495
Accrued expenses and other liabilities	73,307	36,121
Total Liabilities	742,808	441,449
Net Assets	$259,498,942	$117,074,107
NET ASSETS CONSIST OF:
Paid in capital	$116,992,854	$ 63,635,831
Accumulated earnings	142,506,088	53,438,276
Net Assets	$259,498,942	$117,074,107
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$186,351,507	$ 77,159,726
Shares outstanding	1,856,004	2,092,872
Net asset value per share (offering price and redemption price)	$ 100.40	$ 36.87
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$ 16,393,305	$ 7,826,724
Shares outstanding	169,542	215,898
Net asset value per share (redemption price)	$ 96.69	$ 36.25
Offering price per share ($96.69 divided by .9425 and $36.25
divided by .9425)	$ 102.59	$ 38.46
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$ 9,102,599	$ 10,190,516
Shares outstanding	99,648	295,393
Net asset value per share (offering price and redemption price)	$ 91.35	$ 34.50
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$ 47,651,531	$ 21,897,141
Shares outstanding	464,478	584,269
Net asset value per share (offering price and redemption price)	$ 102.59	$ 37.48

* Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$7,503,728	$17,780,371
Receivable from Adviser	11,302	11,404
Receivable for Master Portfolio interest sold	—	1
Prepaid expenses and other assets	44,611	33,571
Total Assets	7,559,641	17,825,347
LIABILITIES:
Payable to Directors	164	414
Payable to Chief Compliance Officer	14	25
Payable for Fund shares repurchased	—	1
Payable for shareholder servicing fees	933	1,702
Payable for distribution fees	3,985	13,452
Accrued expenses and other liabilities	13,909	15,909
Total Liabilities	19,005	31,503
Net Assets	$7,540,636	$17,793,844
NET ASSETS CONSIST OF:
Paid in capital	$7,769,541	$22,992,872
Accumulated earnings (deficit)	(228,905)	(5,199,028)
Net Assets	$7,540,636	$17,793,844
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$2,473,161	$ 1,982,862
Shares outstanding	26,039	197,423
Net asset value per share (offering price and redemption price)	$ 94.98	$ 10.04
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$ 628,174	$ 980,134
Shares outstanding	6,724	98,063
Net asset value per share (redemption price)	$ 93.42	$ 9.99
Offering price per share ($93.42 divided by .9425 and $9.99
divided by .9425)	$ 99.12	$ 10.60
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$ 667,980	$ 2,636,122
Shares outstanding	7,524	267,204
Net asset value per share (offering price and redemption price)	$ 88.78	$ 9.87
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$3,771,321	$12,194,726
Shares outstanding	39,095	1,212,078
Net asset value per share (offering price and redemption price)	$ 96.47	$ 10.06

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
ASSETS:
Investments, at value(1)	$23,300,353
Cash	1,466,449
Dividends and interest receivable	4,923
Prepaid expenses and other assets	32,190
Total Assets	24,803,915
LIABILITIES:
Payable to Adviser	12,739
Payable to Directors	533
Payable to Chief Compliance Officer	31
Payable to custodian	1,249
Payable for Fund shares repurchased	10
Payable for shareholder servicing fees	2,404
Payable for distribution fees	8,452
Accrued expenses and other liabilities	28,359
Total Liabilities	53,777
Net Assets	$24,750,138
(1) Cost of investments	$ 7,150,364
NET ASSETS CONSIST OF:
Paid in capital	$ 8,633,323
Accumulated earnings	16,116,815
Net Assets	$24,750,138
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$ 118,124
Shares outstanding	6,010
Net asset value per share (offering price and redemption price)	$ 19.65
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$ 6,632,840
Shares outstanding	354,417
Net asset value per share (redemption price)	$ 18.71
Offering price per share ($18.71 divided by .9425)	$ 19.85
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$ 823,501
Shares outstanding	47,639
Net asset value per share (offering price and redemption price)	$ 17.29
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$17,175,673
Shares outstanding	910,476
Net asset value per share (offering price and redemption price)	$ 18.86

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 704,688	$ 139,871
Interest	69,615	21,200
Income from securities lending	31,387	1,947
Expenses allocated from Master Portfolio	(1,249,929)	(198,527)
Net investment loss from Master Portfolio	(444,239)	(35,509)
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	4,184	709
Distribution fees – Advisor Class C (See Note 3)	6,089	26,216
Shareholder servicing fees – Advisor Class A (See Note 3)	4,184	709
Shareholder servicing fees – Advisor Class C (See Note 3)	2,030	8,739
Shareholder servicing fees – No Load Class (See Note 3)	224,038	24,983
Transfer agent fees and expenses	52,070	11,181
Reports to shareholders	2,116	506
Administration fees	29,246	5,612
Professional fees	16,862	7,679
Directors’ fees	8,319	1,150
Chief Compliance Officer fees	1,862	248
Registration fees	34,697	23,665
Fund accounting fees	3,864	510
Other expenses	4,111	508
Total expenses	393,672	112,415
Less, expense reimbursement	—	(92,582)
Net expenses	393,672	19,833
Net investment loss	(837,911)	(55,342)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	8,486,223	479,048
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(68,614,135)	(4,442,224)
Net loss on investments	(60,127,912)	(3,963,176)
Net decrease in net assets resulting from operations	$(60,965,823)	$ (4,018,518)
† Net of foreign taxes withheld of:	$ 5,532	$ 12,705

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 9,059,875	$ 247,176
Interest	95,468	253
Income from securities lending	7,205	370
Expenses allocated from Master Portfolio	(5,240,472)	(129,426)
Net investment income from Master Portfolio	3,922,076	118,373
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	186,360	2,554
Distribution fees – Advisor Class C (See Note 3)	256,175	131
Shareholder servicing fees – Advisor Class A (See Note 3)	186,360	2,554
Shareholder servicing fees – Advisor Class C (See Note 3)	85,392	44
Shareholder servicing fees – No Load Class (See Note 3)	428,746	19,505
Shareholder servicing fees – Institutional Class (See Note 3)	225,632	—
Transfer agent fees and expenses	119,887	9,883
Reports to shareholders	10,862	301
Administration fees	104,202	3,281
Professional fees	109,536	5,119
Directors’ fees	32,105	746
Chief Compliance Officer fees	6,824	165
Registration fees	36,930	23,259
Fund accounting fees	14,023	320
Other expenses	15,826	350
Total expenses	1,818,860	68,212
Less, expense waiver for Institutional Class shareholder servicing fees	(169,224)	—
Less, expense reimbursement	(227,761)	(72,065)
Net expenses	1,421,875	(3,853)
Net investment income	2,500,201	122,226
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	14,340,669	93,011
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(38,059,735)	(404,974)
Net loss on investments	(23,719,066)	(311,963)
Net decrease in net assets resulting from operations	$(21,218,865)	$(189,737)
† Net of foreign taxes withheld of:	$ 84,058	$ 16,802

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$ 2,979,510	$ 1,147,021
Interest	18,401	55,775
Income from securities lending	4,542	4,688
Expenses allocated from Master Portfolio	(1,703,444)	(854,674)
Net investment income from Master Portfolio	1,299,009	352,810
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	18,805	10,355
Distribution fees – Advisor Class C (See Note 3)	34,632	40,497
Shareholder servicing fees – Advisor Class A (See Note 3)	18,805	10,355
Shareholder servicing fees – Advisor Class C (See Note 3)	11,544	13,499
Shareholder servicing fees – No Load Class (See Note 3)	229,703	105,787
Shareholder servicing fees – Institutional Class (See Note 3)	45,290	22,413
Transfer agent fees and expenses	42,421	26,754
Reports to shareholders	3,762	2,122
Administration fees	33,880	18,776
Professional fees	37,391	12,060
Directors’ fees	10,397	5,290
Chief Compliance Officer fees	2,229	1,141
Registration fees	33,440	32,770
Fund accounting fees	4,502	2,329
Other expenses	4,756	2,478
Total expenses	531,557	306,626
Less, expense waiver for Institutional Class shareholder servicing fees	(33,967)	(16,810)
Less, expense reimbursement	(115,567)	(233,169)
Net expenses	382,023	56,647
Net investment income	916,986	296,163
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	6,726,099	1,426,996
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,822,556)	(11,934,583)
Net loss on investments	(96,457)	(10,507,587)
Net increase (decrease) in net assets resulting from operations	$ 820,529	$(10,211,424)
† Net of foreign taxes withheld of:	$ 80,025	$ 26,758

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$ 35,016	$ 118,190
Interest	3,461	147,466
Expenses allocated from Master Portfolio	(48,997)	(145,197)
Net investment income (loss) from Master Portfolio	(10,520)	120,459
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	834	1,594
Distribution fees – Advisor Class C (See Note 3)	2,577	10,673
Shareholder servicing fees – Advisor Class A (See Note 3)	834	1,594
Shareholder servicing fees – Advisor Class C (See Note 3)	859	3,558
Shareholder servicing fees – No Load Class (See Note 3)	3,213	3,338
Shareholder servicing fees – Institutional Class (See Note 3)	3,871	12,793
Transfer agent fees and expenses	11,026	12,598
Reports to shareholders	49	162
Administration fees	1,998	3,597
Professional fees	4,511	5,326
Directors’ fees	309	834
Chief Compliance Officer fees	64	167
Registration fees	28,296	28,781
Fund accounting fees	140	362
Other expenses	200	476
Total expenses	58,781	85,853
Less, expense waiver for Institutional Class shareholder servicing fees	(2,903)	(9,595)
Less, expense reimbursement	(68,306)	(76,072)
Net expenses	(12,428)	186
Net investment income	1,908	120,273
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	1	(1,103)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(324,388)	(635,408)
Net loss on investments	$(324,387)	$(636,511)
Net decrease in net assets resulting from operations	$(322,479)	$(516,238)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$ 327,798
Interest	1,644
Total investment income	329,442
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	7,247
Distribution fees – Advisor Class C (See Note 3)	3,212
Shareholder servicing fees – Advisor Class A (See Note 3)	7,247
Shareholder servicing fees – Advisor Class C (See Note 3)	1,071
Shareholder servicing fees – No Load Class (See Note 3)	151
Shareholder servicing fees – Institutional Class (See Note 3)	16,866
Transfer agent fees and expenses	12,984
Reports to shareholders	378
Administration fees	10,895
Professional fees	10,485
Directors’ fees	1,099
Chief Compliance Officer fees	201
Registration fees	30,822
Fund accounting fees	2,298
Investment advisory fees	118,206
Custodian fees and expenses	3,023
Other expenses	458
Total expenses	226,643
Less, expense waiver for Institutional Class shareholder servicing fees	(12,649)
Less, expense reimbursement	(54,585)
Net expenses	159,409
Net investment income	170,033
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	738,439
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(457,602)
Net gain on investments	280,837
Net increase in net assets resulting from operations	$ 450,870
† Net of foreign taxes withheld of:	$ 7,459

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment loss	$ (837,911)	$ (3,111,300)	$ (55,342)	$ (304,899)
Net realized gain on sale of
investments and foreign currency	8,486,223	1,373,275	479,048	436,103
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(68,614,135)	17,498,415	(4,442,224)	2,328,014
Net increase (decrease) in net assets
resulting from operations	(60,965,823)	15,760,390	(4,018,518)	2,459,218
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,978,383)	—	(656,975)
Advisor Class A (See Note 5)	—	(52,048)	—	(15,725)
Advisor Class C (See Note 5)	—	(21,037)	—	(181,634)
Total distributions to shareholders	—	(2,051,468)	—	(854,334)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	3,573,486	136,313,042	4,297,438	13,439,053
Redemption fees	18,323	182,351	282	10,095
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,911,515	—	632,061
Cost of shares redeemed	(28,763,671)	(94,996,217)	(1,472,820)	(9,676,171)
Net increase (decrease) in net assets
resulting from capital
share transactions	(25,171,862)	43,410,691	2,824,900	4,405,038
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	101,977	4,286,195	54,938	110,119
Redemption fees	409	3,089	9	315
Proceeds from shares issued to holders
in reinvestment of dividends	—	49,698	—	15,075
Cost of shares redeemed	(2,142,200)	(1,619,377)	(8,872)	(182,184)
Net increase (decrease) in net assets
resulting from capital
share transactions	(2,039,814)	2,719,605	46,075	(56,675)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$ 61,370	$ 978,354	$ 107,020	$ 1,083,086
Redemption fees	162	1,537	109	3,889
Proceeds from shares issued to holders
in reinvestment of dividends	—	20,825	—	155,785
Cost of shares redeemed	(130,466)	(896,939)	(153,419)	(494,660)
Net increase (decrease) in net
assets resulting from capital
share transactions	(68,934)	103,777	(46,290)	748,100
TOTAL INCREASE (DECREASE)
IN NET ASSETS:	(88,246,433)	59,942,995	(1,193,833)	6,701,347
NET ASSETS:
Beginning of period	233,740,499	173,797,504	27,161,812	20,460,465
End of period	$145,494,066	$233,740,499	$ 25,967,979	$ 27,161,812
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	66,677	2,003,836	477,024	1,307,096
Shares issued in reinvestments of
dividends and distributions	—	31,183	—	67,312
Shares redeemed	(519,315)	(1,499,540)	(166,550)	(1,000,011)
Net increase (decrease) in
shares outstanding	(452,638)	535,479	310,474	374,397
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	1,943	69,489	6,254	10,767
Shares issued in reinvestments of
dividends and distributions	—	891	—	1,609
Shares redeemed	(43,875)	(27,734)	(1,034)	(18,254)
Net increase (decrease) in
shares outstanding	(41,932)	42,646	5,220	(5,878)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	1,455	20,189	12,586	116,394
Shares issued in reinvestments of
dividends and distributions	—	449	—	17,907
Shares redeemed	(3,310)	(17,872)	(18,593)	(53,768)
Net increase (decrease) in
shares outstanding	(1,855)	2,766	(6,007)	80,533

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ 2,500,201	$ (8,332,468)	$ 122,226	$ 149,195
Net realized gain on sale of investments
and foreign currency	14,340,669	21,047,088	93,011	251,206
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(38,059,735)	225,330,711	(404,974)	1,396,568
Net increase (decrease) in net assets
resulting from operations	(21,218,865)	238,045,331	(189,737)	1,796,969
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(6,074,958)	—	(172,448)
Advisor Class A (See Note 5)	—	(2,668,869)	—	(19,378)
Advisor Class C (See Note 5)	—	(1,344,113)	—	(91)
Institutional Class (See Note 5)	—	(4,236,142)	N/A	N/A
Total distributions to shareholders	—	(14,324,082)	—	(191,917)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	13,727,970	86,425,619	307,818	573,519
Redemption fees	9,104	43,837	—	2,502
Proceeds from shares issued to holders
in reinvestment of dividends	—	5,882,956	—	169,249
Cost of shares redeemed	(31,494,354)	(92,148,122)	(320,710)	(1,427,235)
Net increase (decrease) in net assets
resulting from capital
share transactions	(17,757,280)	204,290	(12,892)	(681,965)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 1,722,514	$ 52,017,739	$ 9,526	$ 108,238
Redemption fees	3,924	16,632	—	338
Proceeds from shares issued to holders
in reinvestment of dividends	—	2,288,439	—	18,657
Cost of shares redeemed	(7,314,899)	(22,889,875)	(127,621)	(179,534)
Net increase (decrease) in net assets
resulting from capital
share transactions	(5,588,461)	31,432,935	(118,095)	(52,301)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	143,700	2,500,097	—	—
Redemption fees	1,789	9,648	—	6
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,264,060	—	87
Cost of shares redeemed	(3,131,751)	(49,091,960)	—	(75,403)
Net decrease in net assets resulting
from capital share transactions	(2,986,262)	(45,318,155)	—	(75,310)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	14,234,611	33,700,693	N/A	N/A
Redemption fees	6,022	27,677	N/A	N/A
Proceeds from shares issued to holders
in reinvestment of dividends	—	4,056,304	N/A	N/A
Cost of shares redeemed	(12,493,764)	(59,988,789)	N/A	N/A
Net increase (decrease) in net
assets resulting from capital
share transactions	1,746,869	(22,204,115)	N/A	N/A
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(45,803,999)	187,836,204	(320,724)	795,476
NET ASSETS:
Beginning of period	826,181,691	638,345,487	18,404,887	17,609,411
End of period	$ 780,377,692	$826,181,691	$ 18,084,163	$ 18,404,887
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	186,181	1,059,024	10,289	18,455
Shares issued in reinvestments of
dividends and distributions	—	79,932	—	5,465
Shares redeemed	(435,426)	(1,209,154)	(10,759)	(47,617)
Net decrease in
shares outstanding	(249,245)	(70,198)	(470)	(23,697)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	24,472	682,231	346	3,837
Shares issued in reinvestments of
dividends and distributions	—	32,391	—	631
Shares redeemed	(106,623)	(313,258)	(4,556)	(6,091)
Net increase (decrease) in
shares outstanding	(82,151)	401,364	(4,210)	(1,623)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	2,276	38,400	—	—
Shares issued in reinvestments of
dividends and distributions	—	19,604	—	3
Shares redeemed	(50,478)	(709,706)	—	(2,905)
Net decrease in
shares outstanding	(48,202)	(651,702)	—	(2,902)

CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	196,724	447,389	N/A	N/A
Shares issued in reinvestments of
dividends and distributions	—	54,579	N/A	N/A
Shares redeemed	(173,720)	(785,508)	N/A	N/A
Net increase (decrease) in
shares outstanding	23,004	(283,540)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ 916,986	$ (2,548,689)	$ 296,163	$ (1,109,314)
Net realized gain on sale of
investments and foreign currency	6,726,099	1,647,285	1,426,996	410,522
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(6,822,556)	85,846,420	(11,934,583)	26,139,518
Net increase (decrease) in net assets
resulting from operations	820,529	84,945,016	(10,211,424)	25,440,726
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(3,231,920)	—	(1,336,743)
Advisor Class A (See Note 5)	—	(206,877)	—	(111,931)
Advisor Class C (See Note 5)	—	(59,714)	—	(39,057)
Institutional Class (See Note 5)	—	(957,560)	—	(385,830)
Total distributions to shareholders	—	(4,456,071)	—	____________)(1,873,561
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	17,750,347	73,181,695	5,684,624	19,161,499
Redemption fees	9,095	106,632	181	35,684
Proceeds from shares issued to holders
in reinvestment of dividends	—	3,159,453	—	1,330,343
Cost of shares redeemed	(27,459,151)	(64,221,864)	(8,782,994)	(16,240,838)
Net increase (decrease) in net assets
resulting from capital
share transactions	(9,699,709)	12,225,916	(3,098,189)	4,286,688

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 2,305,852	$ 8,903,792	$ 73,637	$ 4,040,870
Redemption fees	758	8,192	18	4,207
Proceeds from shares issued to holders
in reinvestment of dividends	—	190,373	—	92,870
Cost of shares redeemed	(748,152)	(5,749,302)	(316,922)	(3,305,130)
Net increase (decrease) in net assets
resulting from capital
share transactions	1,558,458	3,353,055	(243,267)	832,817
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	171,899	39,238	551,629	1,458,716
Redemption fees	456	5,435	23	4,621
Proceeds from shares issued to holders
in reinvestment of dividends	—	57,023	—	36,653
Cost of shares redeemed	(409,603)	(4,007,493)	(524,005)	(2,380,862)
Net increase (decrease) in net assets
resulting from capital
share transactions	(237,248)	(3,905,797)	27,647	(880,872)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	7,580,596	20,708,468	1,870,263	6,712,534
Redemption fees	2,248	30,616	47	8,223
Proceeds from shares issued to holders
in reinvestment of dividends	—	746,219	—	340,112
Cost of shares redeemed	(9,615,220)	(22,882,753)	(741,456)	(2,060,862)
Net increase (decrease) in net assets
resulting from capital
share transactions	(2,032,376)	(1,397,450)	1,128,854	5,000,007
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(9,590,346)	90,764,669	(12,396,379)	32,805,805
NET ASSETS:
Beginning of period	269,089,288	178,324,619	129,470,486	96,664,681
End of period	$259,498,942	$ 269,089,288	$117,074,107	$129,470,486

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	$ 168,965	$ 698,768	$ 146,660	$ 434,181
Shares issued in reinvestments of
dividends and distributions	—	31,969	—	32,921
Shares redeemed	(293,456)	(641,362)	(218,605)	(392,084)
Net increase (decrease) in
shares outstanding	(124,491)	89,375	(71,945)	75,018
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	22,364	84,144	1,911	93,117
Shares issued in reinvestments of
dividends and distributions	—	1,998	—	2,335
Shares redeemed	(7,736)	(58,100)	(8,215)	(78,681)
Net increase (decrease) in
shares outstanding	14,628	28,042	(6,304)	16,771
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	1,782	419	15,812	36,618
Shares issued in reinvestments of
dividends and distributions	—	632	—	966
Shares redeemed	(4,341)	(41,557)	(14,347)	(58,960)
Net increase (decrease) in
shares outstanding	(2,559)	(40,506)	1,465	(21,376)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	71,859	198,103	47,694	153,208
Shares issued in reinvestments of
dividends and distributions	—	7,397	—	8,289
Shares redeemed	(98,150)	(229,282)	(18,883)	(46,945)
Net increase (decrease) in
shares outstanding	(26,291)	(23,782)	28,811	114,552

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ 1,908	$ (9,221)	$ 120,273	$ 447,463
Net realized gain (loss) on sale of
investments, foreign currency	1	8,702	(1,103)	353,345
Net change in unrealized appreciation
(depreciation) of investments,
foreign currency	(324,388)	(123,704)	(635,408)	(507,059)
Net increase (decrease) in net assets
resulting from operations	(322,479)	(124,223)	(516,238)	293,749
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	—	(21,981)	(54,744)
Advisor Class A (See Note 5)	—	—	(8,236)	(23,548)
Advisor Class C (See Note 5)	—	—	(14,040)	(47,900)
Institutional Class (See Note 5)	(2,144)	(187)	(118,181)	(328,189)
Total distributions to shareholders	(2,144)	(187)	(162,438)	(454,381)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	149,155	499,319	36,885	560,898
Redemption fees	67	24	1	2,933
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	18,830	49,554
Cost of shares redeemed	(195,391)	(479,959)	(1,183,273)	(1,093,835)
Net increase (decrease) in net assets
resulting from capital
share transactions	(46,169)	19,384	(1,127,557)	(480,450)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$ 1,531	$ 269,579	$ 2,351	$ 401,477
Redemption fees	18	8	1	1,420
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	7,735	21,000
Cost of shares redeemed	(122,640)	(157,136)	(365,691)	(835,656)
Net increase (decrease) in net assets
resulting from capital
share transactions	(121,091)	112,451	(355,604)	(411,759)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	—	432,496	17,323	87,474
Redemption fees	18	3	2	4,271
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	10,603	31,932
Cost of shares redeemed	(99,408)	(278,753)	(406,093)	(2,747,548)
Net increase (decrease) in net assets
resulting from capital
share transactions	(99,390)	153,746	(378,165)	(2,623,871)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	6,777	164,308	237,280	5,296,325
Redemption fees	101	72	8	14,878
Proceeds from shares issued to holders
in reinvestment of dividends	2,144	187	105,341	303,006
Cost of shares redeemed	(157,798)	(4,636,133)	(4,575,785)	(3,591,545)
Net increase (decrease) in net assets
resulting from capital
share transactions	(148,776)	(4,471,566)	(4,233,156)	2,022,664
TOTAL DECREASE IN NET ASSETS:	(740,049)	(4,310,395)	(6,773,158)	(1,654,048)
NET ASSETS:
Beginning of period	8,280,685	12,591,080	24,567,002	26,221,050
End of period	$ 7,540,636	$ 8,280,685	$17,793,844	$24,567,002

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	$ 1,524	$ 4,999	$ 3,632	$ 53,441
Shares issued in reinvestments of
dividends and distributions	—	—	1,853	4,721
Shares redeemed	(2,034)	(4,810)	(116,027)	(104,014)
Net increase (decrease) in
shares outstanding	(510)	189	(110,542)	(45,852)
CHANGES IN SHARES OUTSTANDING -
ADVISOR CLASS A:
Shares sold	16	2,736	232	38,292
Shares issued in reinvestments of
dividends and distributions	—	—	765	2,010
Shares redeemed	(1,277)	(1,599)	(36,302)	(80,078)
Net increase (decrease) in
shares outstanding	(1,261)	1,137	(35,305)	(39,776)
CHANGES IN SHARES OUTSTANDING -
ADVISOR CLASS C:
Shares sold	—	4,609	1,734	8,507
Shares issued in reinvestments of
dividends and distributions	—	—	1,063	3,090
Shares redeemed	(1,079)	(2,960)	(40,404)	(265,706)
Net increase (decrease) in
shares outstanding	(1,079)	1,649	(37,607)	(254,109)
CHANGES IN SHARES OUTSTANDING -
INSTITUTIONAL CLASS:
Shares sold	70	1,623	23,085	502,170
Shares issued in reinvestments of
dividends and distributions	22	2	10,364	28,827
Shares redeemed	(1,608)	(45,804)	(440,980)	(341,481)
Net increase (decrease) in
shares outstanding	$ (1,516)	$ (44,179)	$ (407,531)	$ 189,516

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2022	December 31,
	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ 170,033	$ (126,941)
Net realized gain on sale of investments and foreign currency	738,439	221,667
Net change in unrealized appreciation (depreciation) of investments	(457,602)	7,422,202
Net increase in net assets resulting from operations	450,870	7,516,928
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(128)
Advisor Class A (See Note 5)	—	(6,536)
Advisor Class C (See Note 5)	—	(1,594)
Institutional Class (See Note 5)	—	(18,643)
Total distributions to shareholders	—	(26,901)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	1,000	121,611
Redemption fees	—	3
Proceeds from shares issued to holders in reinvestment of dividends	—	128
Cost of shares redeemed	(10,514)	(9,376)
Net increase (decrease) in net assets resulting from capital
share transactions	(9,514)	112,366
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	1,056,129	3,019,148
Redemption fees	12	288
Proceeds from shares issued to holders in reinvestment of dividends	—	6,006
Cost of shares redeemed	(323,644)	(436,189)
Net increase in net assets resulting from capital
share transactions	732,497	2,589,253
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	—	23,000
Redemption fees	2	100
Proceeds from shares issued to holders in reinvestment of dividends	—	1,523
Cost of shares redeemed	(136,355)	(3,137,211)
Net decrease in net assets resulting from capital share transactions	(136,353)	(3,112,588)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	—	902,951
Redemption fees	34	996
Proceeds from shares issued to holders in reinvestment of dividends	—	15,299
Cost of shares redeemed	(597,415)	(1,225,423)
Net decrease in net assets resulting from capital
share transactions	(597,381)	(306,177)
TOTAL INCREASE IN NET ASSETS:	440,119	6,772,881
NET ASSETS:
Beginning of period	24,310,019	17,537,138
End of period	$24,750,138	$24,310,019

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2022	December 31,
	(Unaudited)	2021
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	$ 53	$ 5,632
Shares issued in reinvestments of dividends and distributions	—	7
Shares redeemed	(531)	(509)
Net increase (decrease) in shares outstanding	(478)	5,130
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	52,548	146,243
Shares issued in reinvestments of dividends and distributions	—	330
Shares redeemed	(19,212)	(22,162)
Net increase in shares outstanding	33,336	124,411
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	—	1,214
Shares issued in reinvestments of dividends and distributions	—	90
Shares redeemed	(7,795)	(163,776)
Net decrease in shares outstanding	(7,795)	(162,472)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	—	45,249
Shares issued in reinvestments of dividends and distributions	—	834
Shares redeemed	(33,696)	(64,232)
Net decrease in shares outstanding	$ (33,696)	$ (18,149)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund, was known as Horizon Spin-off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.

On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2022, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.994%
The Global Fund	99.926%
The Paradigm Fund	96.648%
The Medical Fund	99.711%
The Small Cap Opportunities Fund	99.830%
The Market Opportunities Fund	99.679%
The Alternative Income Fund	98.368%
The Multi-Disciplinary Income Fund	98.959%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2022, each of the Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2022, each of the Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of June 30, 2022, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2022, 1.37%, 1.31%, 0.06%, 0.35%, 3.11%, 0.68% and 0.06% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Multi-Disciplinary Income Portfolio and Spin-off Fund respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2022.

Bitcoin

The Master Portfolios and Spin-off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2022, 17.8%, 7.1%, 2.9%, 1.4%, and 6.2% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Repurchase Agreements

Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.

Written Options

The Master Portfolios and Spin-off Fund may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio or Spin-off Fund writes an option, an amount equal to the premium received by the Master Portfolio or Spin-off Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked- to-market to reflect the current value of the option written. By writing the option, the Master Portfolio or Spin-off Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio or Spin-off Fund enters into a closing purchase transaction, the Master Portfolio or Spin-off Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio or Spin-off Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, each of the Master Portfolios and Spin-off Fund are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Foreign Currency Translations

The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At June 30, 2022, none of the Master Portfolios and Spin-off Fund held securities restricted to institutional investors (144A securities).

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2022, the following Master Portfolios and Spin-off Fund held illiquid securities.

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$1,994,502	1.37%
The Global Portfolio	341,084	1.31%
The Paradigm Portfolio	507,923	0.06%
The Small Cap Opportunities Portfolio	914,397	0.35%
The Market Opportunities Portfolio	3,644,234	3.11%
The Multi-Disciplinary Income Portfolio	122,061	0.68%
The Spin-off Fund	16,002	0.06%

When-Issued Securities

The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios and Spin-off Fund maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending

Each Master Portfolio and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1 / ³ % of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spinoff Fund receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Expense Allocation

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.

The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2022, open tax years include the tax years ended December 31, 2018 through December 31, 2021. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets. The Spinoff Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least April 30, 2023. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2023; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet	The Global
	Fund	Fund
No Load Class	1.77%	1.39%
Class A	2.02%	1.64%
Class C	2.52%	2.14%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	N/A
	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.40%
Class A	1.89%	1.65%
Class C	2.39%	2.15%
Institutional Class	1.44%	1.20%
	The Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%
	The
	Spin-off
	Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the period ended June 30, 2022, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$92,582

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$227,761	$72,065
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$169,224	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$115,567	$233,169
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$ 33,967	$ 16,810

	The Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$ 68,306	$ 76,072
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$ 2,903	$ 9,595

	The
	Spin-off
	Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through
voluntary waiver	$ 54,585
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$ 12,649

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2023. For the period ended June 30, 2022, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spinoff Funds.

Shareholder Servicing
Expenses for the
period ended
June 30, 2022
The Internet Fund	$230,252
The Global Fund	34,431
The Paradigm Fund	926,130
The Medical Fund	22,103
The Small Cap Opportunities Fund	305,342
The Market Opportunities Fund	152,054
The Alternative Income Fund	8,777
The Multi-Disciplinary Income Fund	21,283
The Spin-off Fund	25,335

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

For the period ended June 30, 2022, the Funds were allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2022, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds were limited

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for
	the period ended
	June 30, 2022
	Advisor Class A	Advisor Class C
The Internet Fund	$4,184	$6,089
The Global Fund	709	26,216
The Paradigm Fund	186,360	256,175
The Medical Fund	2,554	131
The Small Cap Opportunities Fund	18,805	34,632
The Market Opportunities Fund	10,355	40,497
The Alternative Income Fund	834	2,577
The Multi-Disciplinary Income Fund	1,594	10,673
The Spin-off Fund	7,247	3,212

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for
the period ended
June 30, 2022
The Internet Fund	$399
The Global Fund	—
The Paradigm Fund	1,643
The Medical Fund	49
The Small Cap Opportunities Fund	66
The Market Opportunities Fund	29
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	3

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Earnings
	(Deficit)	Paid In Capital
The Internet Fund	$ 869,795	$ (869,795)
The Global Fund	111,319	(111,319)
The Paradigm Fund	5,231,079	(5,231,079)
The Medical Fund	(4,951)	4,951
The Small Cap Opportunities Fund	(40,778)	40,778
The Market Opportunities Fund	25,329	(25,329)
The Alternative Income Fund	9,167	(9,167)
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	20,452	(20,452)

5. Income Taxes

At December 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation	$ 100,490,383	$ 8,824,628	$ 557,763,845	$ 9,022,524
Undistributed Ordinary Income	—	—	—	46,669
Undistributed Long-Term
Capital Gains	1,242,992	—	6,381,640	15,285
Total Distributable Earnings	$ 1,242,992	$ —	$ 6,381,640	$ 61,954
Other Accumulated Loss	(1,161,532)	(351,622)	(1,821,356)	—
Total Accumulated Gain	$ 100,571,843	$ 8,473,006	$ 562,324,129	$ 9,084,478

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized
Appreciation (Depreciation)	$ 156,599,049	$ 64,705,804	$ 87,257	$ (2,462,339)
Undistributed Ordinary Income	—	—	—	42,864
Undistributed Long-Term
Capital Gains	—	—	8,461	—
Total Distributable Earnings	$ —	$ —	$ 8,461	$ 42,864
Other Accumulated Loss	(14,913,490)	(1,056,104)	—	(2,100,877)
Total Accumulated Gain (Loss)	$ 141,685,559	$ 63,649,700	$ 95,718	$ (4,520,352)
Spin-off
Fund
Net Unrealized Appreciation	$ 16,526,245
Undistributed Ordinary Income	—
Undistributed Long-Term
Capital Gains	—
Total Distributable Earnings	$ —
Other Accumulated Loss	(860,300)
Total Accumulated Gain	$ 15,665,945

At December 31, 2021, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2022.

At December 31, 2021, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

Capital Loss Carryforward

	Short-Term	Long-Term	Total
The Internet Fund	$ —	$ —	$ —
The Global Fund	—	—	—
The Paradigm Fund	—	—	—
The Medical Fund	—	—	—
The Small Cap Opportunities Fund	(665,950)	(11,548,759)	(12,214,709)
The Market Opportunities Fund	—	—	—
The Alternative Income Fund	—	—	—
The Multi-Disciplinary Income Fund	(8,310)	(2,092,567)	(2,100,877)
The Spin-off Fund	(284,049)	(523,673)	(807,722)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

For the year ended December 31, 2021, the following Funds utilized capital losses.

Capital Losses
Utilized
The Internet Fund	$ —
The Global Fund	346,404
The Paradigm Fund	—
The Medical Fund	—
The Small Cap Opportunities Fund	631,701
The Market Opportunities Fund	115,201
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	353,345
The Spin-off Fund	225,944

At December 31, 2021, the following Funds deferred, on a tax basis, post-October losses:

Post-October
Capital Loss
Deferral
The Internet Fund	$1,161,532
The Global Fund	351,623
The Paradigm Fund	1,821,356
The Medical Fund	—
The Small Cap Opportunities Fund	1,983,153
The Market Opportunities Fund	1,056,102
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	52,578

The tax components of dividends paid during the year ended December 31, 2021 and the year ended December 31, 2020, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2022	$ —	$ —	$ —	$ —
2021	$ —	$ 2,051,468	$ 753,888	$ 100,446

	The Paradigm Fund		The Medical Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2022	$ —	$ —	$ —	$ —
2021	$ —	$ 14,324,081	$ 149,191	$ 42,725

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2022	$ —	$ —	$ —	$ —
2021	$ 4,456,071	$ —	$ 1,496,725	$ 376,836

	The Alternative		The Multi-Disciplinary
	Income Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2022	$ 2,144	$ —	$ 162,438	$ —
2021	$ —	$ 187	$ 454,381	$ —

The Spin-off Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2022	$ —	$ —
2021	$ 26,901	$ —

Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-off Fund related to net capital gain to zero for the tax year ended December 31, 2021.

6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund

Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2022, were as follows for the Spin-off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$3,066	$—	$1,057,798

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

As of December 31, 2021, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:

The Spin-off
Fund
Tax Cost of Investments	$ 7,548,518
Unrealized Appreciation	17,628,364
Unrealized Depreciation	(1,102,127)
Net Unrealized Appreciation	$ 16,526,237

Significant Investments

The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2022, Spin-off Fund invested approximately 71% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.

Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the fund’s performance. At June 30, 2022, the Spin-off Fund holds 64% of its net assets in Texas Pacific Land Trust and because a large portion of its revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the fund given the concentration in this holding.

7. Summary of Fair Value Exposure – Spin-off Fund

Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of June 30, 2022:

The following is a summary of the inputs used to value The Kinetics Spin-off and Corporate Restructuring Fund's net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,292,688	$1,678,523	$ —	$22,971,211
Corporate Bonds	—	16,002	—	16,002
Closed-End Funds	313,140	—	—	313,140
Total Investments in Securities	$21,605,828	$1,694,525	$ —	$23,300,353

As of June 30, 2022, there were no investments in Level 3 securities.

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

^ See Schedule of Investments for breakout of investments by industry classification.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

8. Investment Adviser

The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreement the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the period ended June 30, 2022, Spin-off Fund incurred $118,206 in expenses pursuant to the Agreement.

9. Subsequent Events

At meetings held on March 10, 2022 and June 16, 2022, the Board of Directors of the Company approved the reorganization of the Medical Fund, the Alternative Income Fund and the Multi-Disciplinary Income Fund into The Medical ETF, The Alternative Income SPAC Active ETF and Horizon AAA Floating Rate Debt ETF, respectively, each a newly created series of Listed Funds Trust. Each reorganization is subject to the approval of the respective Fund's shareholders. Shareholders of the Medical Fund, the Alternative Income Fund and the Multi-Disciplinary Income Fund will receive a combined prospectus/proxy statement with more information regarding the reorganizations.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ financial statements.

10. Tax Information (Unaudited)

For the fiscal year ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Internet Fund	0.00%	The Global Fund	31.03%
The Paradigm Fund	0.00%	The Medical Fund	100.00%
The Small Cap Opportunities Fund	60.92%	The Market Opportunities Fund	90.62%
The Alternative Income Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Spin-off Fund	100.00%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2021 was as follows:

The Internet Fund	0.00%	The Global Fund	21.78%
The Paradigm Fund	0.00%	The Medical Fund	100.00%
The Small Cap Opportunities Fund	50.69%	The Market Opportunities Fund	77.33%
The Alternative Income Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Spin-off Fund	100.00%

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2021 was as follows:

The Internet Fund	0.00%	The Global Fund	1.87%
The Paradigm Fund	0.00%	The Medical Fund	0.10%
The Small Cap Opportunities Fund	0.64%	The Market Opportunities Fund	3.08%
The Alternative Income Fund	0.00%	The Multi-Disciplinary Income Fund	56.38%
The Spin-off Fund	0.23%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2021 was as follows.

The Internet Fund	0.00%	The Global Fund	0.00%
The Paradigm Fund	0.00%	The Medical Fund	0.00%
The Small Cap Opportunities Fund	0.00%	The Market Opportunities Fund	0.00%
The Alternative Income Fund	0.00%	The Multi-Disciplinary Income Fund	0.00%
The Spin-off Fund	0.00%

The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2021 was as follows.

	Ordinary	Long-Term
The Internet Fund	0.00%	100.00%
The Global Fund	88.24%	11.76%
The Paradigm Fund	0.00%	100.00%
The Medical Fund	77.74%	22.26%
The Small Cap Opportunities Fund	100.00%	0.00%
The Market Opportunities Fund	79.93%	20.07%
The Alternative Income Fund	0.00%	100.00%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-off Fund	100.00%	0.00%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

11. Recent Accounting Pronouncements

Reference Rate Reform

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Investment Company Derivatives Risk Management Program (Rule 18f-4)

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Portfolio can enter into, eliminate the asset segregation framework currently used by portfolios to comply with Section 18 of the 1940 Act, and require portfolios whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Portfolios will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Portfolio(s). When fully implemented, Rule 18f-4 may require changes in how a Portfolio uses derivatives, adversely affect the Portfolio’s performance and increase costs related to the Portfolio’s use of derivatives.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

SEC Modernizes Framework for Fund Valuation Practices (Rule 2a-5)

In December 2020, the SEC adopted a new rule providing a framework for portfolio valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit portfolio boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a portfolio must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of portfolio investments. The Portfolios will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Portfolios’ financial statements.

12. Information about Proxy Voting (Unaudited)

Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13. Information about the Portfolio Holdings (Unaudited)

The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

14. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc. (Unaudited)

At a meeting of the Board of Directors of the Company held on March 10, 2022, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among other things; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the performance of the Spin-off Fund over various time periods, and as compared to the relevant peer group, as well as the performance of the Spin-off Fund as compared to its benchmark index; (3) the management fee and net expense ratio of the Spin-off Fund, as compared to the management fees and expense ratios for the relevant peer group; (4) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (5) the extent to which economies of scale are relevant given the current asset size and current asset growth potential of the Spin-off Fund; (6) the financial condition of the Adviser; (7) the cost of services provided by the Adviser and the Adviser’s profitability from the Spin-off Fund for the year ended December 31, 2021; (8) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Spin-off Fund; (9) the Adviser's operations, compliance program and policies with respect to the code of ethics of the Spin-off Fund; (10) that the Spin-off Fund is designed for long-term investors; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

the Spin-off Fund; and that the Spin-off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

15. Liquidity Risk Management Program

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2022 (Unaudited)

addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Company’s Board of Directors (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Funds and the Program has been implemented effectively. The Program Administrator has monitored each Fund’s liquidity risk and the liquidity classification of the securities held by the Funds and determined that the Program is operating effectively.

During the period from April 1, 2021 to March 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights

			The Internet Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 60.64	$ 53.01	$ 33.89	$ 27.19	$ 52.18	$ 39.33
Income from Investment Operations:
Net investment income (loss)(2)	(0.24)	(0.83)	(0.29)	(0.25)	(0.48)	0.36
Net realized and unrealized gain
(loss) on investments	(17.14)	8.93	19.41	7.44	(13.77)	22.13
Total from Investment
Operations	(17.38)	8.10	19.12	7.19	(14.25)	22.49
Redemption Fees	0.01	0.05	0.00(3)	0.00(3)	0.02	0.00(3)
Less Distributions:
From net realized gains	—	(0.52)	—	(0.49)	(10.76)	(9.64)
Total Distributions	—	(0.52)	—	(0.49)	(10.76)	(9.64)
Net Asset Value, End of Period	$ 43.27	$ 60.64	$ 53.01	$ 33.89	$ 27.19	$ 52.18
Total return	(28.64)%(6)	15.35%	56.42%	26.45%	(27.32)%	57.43%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$141,853	$226,228	$169,374	$115,351	$102,268	$162,120
Ratio of operating expenses to
average net assets:(4)	1.77%(7)	1.71%	1.82%	1.84%	1.84%	1.84%
Ratio of net investment income
(loss) to average net assets:	(0.09)%(7)	(1.29)%	(0.80)%	(0.76)%	(1.05)%	0.79%
Portfolio turnover rate(5)	10%	4%	1%	1%	15%	44%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Internet Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Internet Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 55.20	$48.42	$31.03	$25.00	$49.27	$37.57
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)	(0.91)	(0.35)	(0.31)	(0.57)	0.24
Net realized and unrealized gain
(loss) on investments	(15.59)	8.17	17.74	6.83	(12.97)	21.09
Total from Investment
Operations	(15.87)	7.26	17.39	6.52	(13.54)	21.33
Redemption Fees	0.01	0.04	0.00(6)	—	0.03	0.01
Less Distributions:
From net realized gains	—	(0.52)	—	(0.49)	(10.76)	(9.64)
Total Distributions	—	(0.52)	—	(0.49)	(10.76)	(9.64)
Net Asset Value, End of Period	$ 39.34	$55.20	$48.42	$31.03	$25.00	$49.27
Total return(3)	(28.73)%(7)	15.06%	56.04%	26.08%	(27.47)%	57.06%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 2,355	$5,620	$2,864	$2,296	$2,481	$4,185
Ratio of operating expenses to
average net assets:(4)	2.02%(8)	1.96%	2.07%	2.09%	2.09%	2.09%
Ratio of net investment income
(loss) to average net assets:	(1.15)%(8)	(1.54)%	(1.05)%	(1.01)%	(1.30)%	0.54%
Portfolio turnover rate(5)	10%	4%	1%	1%	15%	44%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Internet Portfolio.

(6) Amount calculated is less than $0.005.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Internet Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 45.86	$40.49	$26.08	$21.18	$44.24	$34.52
Income from Investment Operations:
Net investment income (loss)(2)	(0.33)	(1.00)	(0.43)	(0.39)	(0.70)	0.02
Net realized and unrealized gain
(loss) on investments	(12.93)	6.85	14.84	5.78	(11.61)	19.30
Total from Investment
Operations	(13.26)	5.85	14.41	5.39	(12.31)	19.32
Redemption Fees	0.00(5)	0.04	0.00(5)	—	0.01	0.04
Less Distributions:
From net realized gains	—	(0.52)	—	(0.49)	(10.76)	(9.64)
Total Distributions	—	(0.52)	—	(0.49)	(10.76)	(9.64)
Net Asset Value, End of Period	$ 32.60	$45.86	$40.49	$26.08	$21.18	$44.24
Total return	(28.91)%(6)	14.52%	55.25%	25.45%	(27.86)%	56.36%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 1,285	$1,893	$1,560	$ 943	$1,065	$1,847
Ratio of operating expenses to average
net assets:(3)	2.52%(7)	2.46%	2.57%	2.59%	2.59%	2.59%
Ratio of net investment income (loss)
to average net assets:	(1.65)%(7)	(2.04)%	(1.55)%	(1.51)%	(1.80)%	0.04%
Portfolio turnover rate(4)	10%	4%	1%	1%	15%	44%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Internet Portfolio.

(5) Amount calculated is less than $0.005.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Global Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 9.33	$ 8.30	$ 6.64	$ 5.46	$ 7.15	$ 5.23
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)	(0.09)	(0.03)	(0.00)(3)	(0.02)	0.10
Net realized and unrealized
gain (loss) on investments	(1.25)	1.43	1.69	1.18	(1.67)	2.47
Total from Investment
Operations	(1.26)	1.34	1.66	1.18	(1.69)	2.57
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.29)	—	—	—	(0.10)
From net realized gains	—	(0.03)	—	—	0.00(3)	(0.55)
Total Distributions	—	(0.32)	—	—	0.00(3)	(0.65)
Net Asset Value, End of Period	$ 8.07	$ 9.33	$ 8.30	$ 6.64	$ 5.46	$ 7.15
Total return	(13.50)%(7)	16.32%	25.00%	21.61%	(23.58)%	49.20%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$19,047	$19,128	$13,904	$8,115	$5,665	$8,577
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.06%(8)	2.08%	2.45%	2.53%	2.53%	3.07%(6)
After expense
reimbursement(4)	1.39%(8)	1.39%	1.39%	1.39%	1.39%	1.76%(6)
Ratio of net investment income
(loss) to average net assets:	(0.21)%(8)	(0.90)%	(0.46)%	0.01%	(0.30)%	1.69%
Portfolio turnover rate(5)	8%	7%	8%	5%	28%	169%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Global Portfolio.

(6) The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Global Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 9.31	$ 8.23	$ 6.60	$ 5.45	$ 7.15	$ 5.19
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)	(0.11)	(0.05)	(0.02)	(0.04)	0.09
Net realized and unrealized
gain (loss) on investments	(1.25)	1.44	1.68	1.17	(1.66)	2.45
Total from Investment
Operations	(1.27)	1.33	1.63	1.15	(1.70)	2.54
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.06
Less Distributions:
From net investment income	—	(0.22)	—	—	—	(0.09)
From net realized gains	—	(0.03)	—	—	0.00(3)	(0.55)
Total Distributions	—	(0.25)	—	—	0.00(3)	(0.64)
Net Asset Value, End of Period	$ 8.04	$ 9.31	$ 8.23	$ 6.60	$ 5.45	$ 7.15
Total return(4)	(13.64)%(8)	16.16%	24.70%	21.10%	(23.72)%	50.29%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 556	$ 595	$ 574	$1,331	$1,012	$1,523
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.31%(9)	2.33%	2.70%	2.78%	2.78%	3.32%(7)
After expense
reimbursement(5)	1.64%(9)	1.64%	1.64%	1.64%	1.64%	2.01%(7)
Ratio of net investment income
(loss) to average net assets:	(0.46)%(9)	(1.15)%	(0.71)%	(0.24)%	(0.55)%	1.44%
Portfolio turnover rate(6)	8%	7%	8%	5%	28%	169%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Global Portfolio.

(7) The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.94% before expense reimbursement and 1.64% after expense reimbursement.

(8) Not Annualized.

(9) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Global Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 8.64	$ 7.67	$ 6.18	$ 5.12	$ 6.76	$ 4.99
Income from Investment Operations:
Net investment income (loss)(2)	(0.04)	(0.15)	(0.07)	(0.04)	(0.07)	0.05
Net realized and unrealized gain
(loss) on investments	(1.15)	1.33	1.56	1.10	(1.57)	2.34
Total from Investment
Operations	(1.19)	1.18	1.49	1.06	(1.64)	2.39
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	—	—	—
Less Distributions:
From net investment income	—	(0.18)	—	—	—	(0.07)
From net realized gains	—	(0.03)	—	—	0.00(3)	(0.55)
Total Distributions	—	(0.21)	—	—	0.00(3)	(0.62)
Net Asset Value, End of Period	$ 7.45	$ 8.64	$ 7.67	$ 6.18	$ 5.12	$ 6.76
Total return	(13.77)%(7)	15.44%	24.11%	20.70%	(24.20)%	48.02%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 6,365	$7,439	$5,982	$4,969	$4,284	$5,542
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.81%(8)	2.83%	3.20%	3.28%	3.28%	3.82%(6)
After expense
reimbursement(4)	2.14%(8)	2.14%	2.14%	2.14%	2.14%	2.51%(6)
Ratio of net investment income
(loss) to average net assets:	(0.96)%(8)	(1.65)%	(1.21)%	(0.74)%	(1.05)%	0.94%
Portfolio turnover rate(5)	8%	7%	8%	5%	28%	169%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Global Portfolio.

(6) The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 3.44% before expense reimbursement and 2.14% after expense reimbursement.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 73.37	$ 53.99	$ 53.38	$ 41.32	$ 48.32	$ 37.63
Income from Investment Operations:
Net investment income (loss)(2)	0.25	(0.67)	0.19	(0.36)	(0.50)	(0.34)
Net realized and unrealized gain
(loss) on investments	(2.09)	21.26	1.59	12.96	(2.20)	11.03
Total from Investment
Operations	(1.84)	20.59	1.78	12.60	(2.70)	10.69
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.01	0.00(3)
Less Distributions:
From net investment income	—	—	(0.18)	(0.01)	—	—
From net realized gains	—	(1.22)	(0.99)	(0.53)	(4.31)	—
Total Distributions	—	(1.22)	(1.17)	(0.54)	(4.31)	—
Net Asset Value, End of Period	$ 71.53	$ 73.37	$ 53.99	$ 53.38	$ 41.32	$ 48.32
Total return	(2.51)%(6)	38.15%	3.32%	30.48%	(5.55)%	28.41%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$341,297	$368,383	$274,876	$348,402	$297,990	$339,189
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	1.70%(7)	1.68%	1.72%	1.72%	1.73%	1.74%
After expense
reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
(loss) to average net assets:	0.69%(7)	(0.88)%	0.42%	(0.72)%	(0.93)%	(0.82)%
Portfolio turnover rate(5)	0%	1%	1%	1%	3%	14%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Paradigm Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 70.44	$ 51.99	$ 51.47	$ 39.95	$ 46.99	$ 36.69
Income from Investment Operations:
Net investment income (loss)(2)	0.15	(0.83)	0.07	(0.47)	(0.61)	(0.43)
Net realized and unrealized gain
(loss) on investments	(2.01)	20.49	1.51	12.52	(2.12)	10.73
Total from Investment
Operations	(1.86)	19.66	1.58	12.05	(2.73)	10.30
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	(0.07)	—	—	—
From net realized gains	—	(1.22)	(0.99)	(0.53)	(4.31)	—
Total Distributions	—	(1.22)	(1.06)	(0.53)	(4.31)	—
Net Asset Value, End of Period	$ 68.58	$ 70.44	$ 51.99	$ 51.47	$ 39.95	$ 46.99
Total return(4)	(2.64)%(7)	37.81%	3.05%	30.15%	(5.79)%	28.07%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$146,111	$155,850	$ 94,179	$115,580	$ 95,503	$108,029
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.95%(8)	1.93%	1.97%	1.97%	1.98%	1.99%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:	0.44%(8)	(1.13)%	0.17%	(0.97)%	(1.18)%	(1.07)%
Portfolio turnover rate(6)	0%	1%	1%	1%	3%	14%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Paradigm Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 64.28	$ 47.77	$ 47.54	$ 37.12	$ 44.21	$ 34.68
Income from Investment Operations:
Net investment loss(2)	(0.02)	(1.08)	(0.14)	(0.66)	(0.81)	(0.60)
Net realized and unrealized gain
(loss) on investments	(1.83)	18.80	1.36	11.61	(1.97)	10.13
Total from Investment
Operations	(1.85)	17.72	1.22	10.95	(2.78)	9.53
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(1.22)	(0.99)	(0.53)	(4.31)	—
Total Distributions	—	(1.22)	(0.99)	(0.53)	(4.31)	—
Net Asset Value, End of Period	$ 62.43	$ 64.28	$ 47.77	$ 47.54	$ 37.12	$ 44.21
Total return	(2.88)%(6)	37.11%	2.56%	29.49%	(6.27)%	27.48%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$66,869	$71,947	$ 84,597	$113,300	$100,718	$118,924
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.45%(7)	2.43%	2.47%	2.47%	2.48%	2.49%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to
average net assets:	(0.06)%(7)	(1.63)%	(0.33)%	(1.47)%	(1.68)%	(1.57)%
Portfolio turnover rate(5)	0%	1%	1%	1%	3%	14%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Paradigm Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Paradigm Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 74.09	$ 54.51	$ 53.87	$ 41.69	$ 48.62	$ 37.79
Income from Investment Operations:
Net investment loss(2)	0.32	(0.52)	0.28	(0.26)	(0.39)	(0.26)
Net realized and unrealized gain
(loss) on investments	(2.11)	21.47	1.64	13.08	(2.23)	11.09
Total from Investment
Operations	(1.79)	20.95	1.92	12.82	(2.62)	10.83
Redemption Fees	0.00(3)	0.01	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.16)	(0.29)	(0.11)	—	—
From net realized gains	—	(1.22)	(0.99)	(0.53)	(4.31)	—
Total Distributions	—	(1.38)	(1.28)	(0.64)	(4.31)	—
Net Asset Value, End of Period	$ 72.30	$ 74.09	$ 54.51	$ 53.87	$ 41.69	$ 48.62
Total return	(2.42)%(6)	38.44%	3.55%	30.75%	(5.37)%	28.66%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$226,101	$229,996	$184,693	$202,378	$148,968	$208,692
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.65%(7)	1.63%	1.67%	1.67%	1.68%	1.69%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment investment (loss) to
average net assets:	0.89%(7)	(0.68)%	0.62%	(0.51)%	(0.73)%	(0.62)%
Portfolio turnover rate(5)	0%	1%	1%	1%	3%	14%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Paradigm Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Medical Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 30.78	$ 28.13	$ 26.53	$ 23.47	$ 25.33	$ 26.62
Income from Investment Operations:
Net investment income(2)	0.21	0.25	0.29	0.33	0.27	0.24
Net realized and unrealized gain
(loss) on investments	(0.51)	2.73	2.11	3.43	0.12	2.63
Total from Investment
Operations	(0.30)	2.98	2.40	3.76	0.39	2.87
Redemption Fees	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.26)	(0.31)	(0.35)	(0.29)	(0.26)
From net realized gains	—	(0.07)	(0.49)	(0.35)	(1.96)	(3.90)
Total Distributions	—	(0.33)	(0.80)	(0.70)	(2.25)	(4.16)
Net Asset Value, End of Period	$ 30.48	$ 30.78	$ 28.13	$ 26.53	$ 23.47	$ 25.33
Total return	(0.97)%(6)	10.59%	9.04%	16.04%	1.67%	10.71%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$16,014	$16,188	$15,462	$15,442	$14,814	$16,060
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.18%(7)	2.18%	2.26%	2.34%	2.23%	2.15%
After expense reimbursement(4)	1.39%(7)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to
average net assets:	1.41%(7)	0.84%	1.12%	1.34%	1.03%	0.86%
Portfolio turnover rate(5)	2%	1%	7%	6%	0%	0%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Medical Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Medical Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$29.41	$26.90	$25.41	$22.50	$24.33	$25.71
Income from Investment Operations:
Net investment income (loss)(2)	0.16	0.17	0.22	0.26	0.19	0.17
Net realized and unrealized gain
(loss) on investments	(0.49)	2.60	2.02	3.28	0.11	2.53
Total from Investment
Operations	(0.33)	2.77	2.24	3.54	0.30	2.70
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	—	—	0.00(3)
Less Distributions:
From net investment income	—	(0.19)	(0.26)	(0.28)	(0.17)	(0.18)
From net realized gains	—	(0.07)	(0.49)	(0.35)	(1.96)	(3.90)
Total Distributions	—	(0.26)	(0.75)	(0.63)	(2.13)	(4.08)
Net Asset Value, End of Period	$29.08	$ 29.41	$ 26.90	$ 25.41	$ 22.50	$ 24.33
Total Return(4)	(1.12)%(7)	10.30%	8.82%	15.74%	1.36%	10.43%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$2,035	$2,181	$2,039	$1,137	$1,319	$2,986
Ratio of operating expenses to
average net assets:	2.43%(8)	2.43%	2.51%	2.59%	2.48%	2.40%
Before expense reimbursement
After expense reimbursement(5)	1.64%(8)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
to average net assets:	1.16%(8)	0.59%	0.87%	1.09%	0.78%	0.61%
Portfolio turnover rate(6)	2%	1%	7%	6%	0%	0%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Medical Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

			The Medical Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$28.45	$25.99	$24.54	$21.69	$23.57	$24.99
Income from Investment Operations:
Net investment income(2)	0.09	0.03	0.09	0.13	0.07	0.03
Net realized and unrealized
gain (loss) on investments	(0.47)	2.50	1.93	3.16	0.11	2.45
Total from Investment
Operations	(0.38)	2.53	2.02	3.29	0.18	2.48
Redemption Fees	—	0.00(5)	0.00(5)	—	—	—
Less Distributions:
From net investment income	—	—	(0.08)	(0.09)	(0.10)	—
From net realized gains	—	(0.07)	(0.49)	(0.35)	(1.96)	(3.90)
Total Distributions	—	(0.07)	(0.57)	(0.44)	(2.06)	(3.90)
Net Asset Value, End of Period	$28.07	$28.45	$25.99	$24.54	$21.69	$23.57
Total Return	(1.34)%(6)	9.78%	8.21%	15.18%	0.90%	9.86%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 36	$ 36	$ 109	$ 169	$ 320	$ 383
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.93%(7)	2.92%	3.01%	3.09%	2.98%	2.90%
After expense
reimbursement(3)	2.14%(7)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income
to average net assets:	0.66%(7)	0.09%	0.37%	0.59%	0.28%	0.11%
Portfolio turnover rate(4)	2%	1%	7%	6%	0%	0%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Medical Portfolio.

(5) Amount calculated is less than $0.005.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 98.78	$ 66.81	$ 65.31	$ 51.40	$ 51.25	$ 40.60
Income from Investment Operations:
Net investment income (loss)(2)	0.37	(0.91)	0.43	(0.29)	(0.35)	(0.33)
Net realized and unrealized gain
(loss) on investments	1.25	34.48	1.07	14.20	0.47	10.98
Total from Investment
Operations	1.62	33.57	1.50	13.91	0.12	10.65
Redemption Fees	0.00(3)	0.05	0.00(3)	0.00(3)	0.03%	0.00(3)
Less Distributions:
From net investment income	—	(1.65)	—	—	—	—
From net realized gains	—	(1.65)	—	—	—	—
Total Distributions	$ 100.40	$ 98.78	$ 66.81	$ 65.31	$ 51.40	$ 51.25
Net Asset Value, End of Period	1.64%(6)	50.33%	2.30%	27.06%	0.29%	26.23%
Total return
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$186,352	$195,631	$126,350	$180,575	$164,330	$133,960
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.73%(7)	1.70%	1.78%	1.75%	1.74%	1.78%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
(loss) to average net assets:	0.73%(7)	(0.93)%	0.78%	(0.48)%	(0.60)%	(0.74)%
Portfolio turnover rate(5)	0%	3%	0%	4%	3%	9%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Small Cap Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 95.24	$ 64.41	$63.12	$ 49.81	$ 49.81	$ 39.55
Income from Investment Operations:
Net investment income (loss)(2)	0.23	(1.12)	0.28	(0.43)	(0.48)	(0.42)
Net realized and unrealized gain
(loss) on investments	1.22	33.24	1.01	13.74	0.48	10.68
Total from Investment
Operations	1.45	32.12	1.29	13.31	—	10.26
Redemption Fees	0.00(3)	0.05	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(1.34)	—	—	—	—
From net realized gains	—	(1.34)	—	—	—	—
Total Distributions	$ 96.69	$ 95.24	$64.41	$ 63.12	$ 49.81	$ 49.81
Net Asset Value, End of Period	1.52%(7)	49.94%	2.04%	26.72%	0%	25.94%
Total return(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$16,393	$14,755	$8,172	$11,986	$10,505	$11,735
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.98%(8)	1.95%	2.03%	2.00%	1.99%	2.03%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income
(loss) to average net assets:(5)	0.48%(8)	(1.18)%	0.53%	(0.73)%	(0.85)%	(0.99)%
Portfolio turnover rate(6)	0%	3%	0%	4%	3%	9%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Portfolio turnover of The Small Cap Opportunities Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 90.20	$ 60.85	$ 59.93	$ 47.53	$ 47.77	$ 38.12
Income from Investment Operations:
Net investment loss(2)	(0.01)	(1.49)	0.02	(0.69)	(0.73)	(0.61)
Net realized and unrealized gain
(loss) on investments	1.16	31.38	0.90	13.09	0.49	10.26
Total from Investment
Operations	1.15	29.89	0.92	12.40	(0.24)	9.65
Redemption Fees	0.00(3)	0.05	0.00(3)	—	0.00(3)	—
Less Distributions:
From net investment income	—	(0.59)	—	—	—	—
From net realized gains	—	(0.59)	—	—	—	—
Total Distributions	$ 91.35	$ 90.20	$ 60.85	$ 59.93	$ 47.53	$ 47.77
Net Asset Value, End of Period	1.28%(6)	49.20%	1.53%	26.09%	(0.50)%	25.31%
Total return
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 9,103	$ 9,219	$ 8,684	$ 10,544	$ 8,373	$ 8,135
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.48%(7)	2.45%	2.53%	2.50%	2.49%	2.53%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	(0.02)%(7)	(1.68)%	0.03%	(1.23)%	(1.35)%	(1.49)%
Portfolio turnover rate(5)	0%	3%	0%	4%	3%	9%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Small Cap Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$100.83	$ 68.25	$ 66.58	$ 52.30	$ 52.07	$ 41.16
Income from Investment Operations:
Net investment loss(2)	0.48	(0.73)	0.55	(0.17)	(0.24)	(0.24)
Net realized and unrealized gain
(loss) on investments	1.27	35.22	1.12	14.45	0.47	11.15
Total from Investment
Operations	1.75	34.49	1.67	14.28	0.23	10.91
Redemption Fees	0.01	0.06	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(1.97)	—	—	—	—
From net realized gains	—	(1.97)	—	—	—	—
Total Distributions	$102.59	$100.83	$ 68.25	$ 66.58	$ 52.30	$ 52.07
Net Asset Value, End of Period	1.75%(6)	50.62%	2.51%	27.30%	0.44%	26.51%
Total return
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$47,652	$49,484	$35,118	$66,459	$40,075	$27,514
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.68%(7)	1.65%	1.73%	1.70%	1.69%	1.73%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	0.93%(7)	(0.73)%	0.98%	(0.28)%	(0.40)%	(0.54)%
Portfolio turnover rate(5)	0%	3%	0%	4%	3%	9%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Small Cap Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 40.16	$ 31.85	$ 26.71	$ 21.83	$ 26.72	$ 18.26
Income from Investment Operations:
Net investment income (loss)(2)	0.10	(0.33)	0.10	(0.00)(3)	(0.14)	0.17
Net realized and unrealized gain
(loss) on investments	(3.39)	9.25	5.12	4.97	(2.77)	8.46
Total from Investment
Operations	(3.29)	8.92	5.22	4.97	(2.91)	8.63
Redemption Fees	0.00(3)	0.02	0.00(3)	0.00(3)	0.01	0.00(3)
Less Distributions:
From net investment income	—	(0.59)	(0.08)	(0.09)	—	(0.17)
From net realized gains	—	(0.04)	—	—	(1.99)	—
Total Distributions	—	(0.63)	(0.08)	(0.09)	(1.99)	(0.17)
Net Asset Value, End of Period	$ 36.87	$ 40.16	$ 31.85	$ 26.71	$ 21.83	$ 26.72
Total return	(8.19)%(6)	28.04%	19.55%	22.76%	(10.86)%	47.28%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$77,160	$86,943	$66,570	$56,987	$48,487	$51,298
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.77%(7)	1.75%	1.85%	1.84%	1.86%	1.92%
After expense reimbursement(4)	1.40%(7)	1.40%	1.40%	1.40%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	0.51%(7)	(0.79)%	0.40%	(0.01)%	(0.53)%	0.81%
Portfolio turnover rate(5)	7%	2%	2%	4%	8%	35%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Market Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$39.54	$31.36	$26.29	$21.49	$26.41	$18.07
Income from Investment Operations:
Net investment income (loss)(2)	0.05	(0.43)	0.04	(0.07)	(0.21)	0.11
Net realized and unrealized gain
(loss) on investments	(3.34)	9.10	5.04	4.89	(2.72)	8.37
Total from Investment
Operations	(3.29)	8.67	5.08	4.82	(2.93)	8.48
Redemption Fees	0.00(3)	0.02	0.00(3)	—	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.47)	(0.01)	(0.02)	—	(0.14)
From net realized gains	—	(0.04)	—	—	(1.99)	—
Total Distributions	—	(0.51)	(0.01)	(0.02)	(1.99)	(0.14)
Net Asset Value, End of Period	$36.25	$39.54	$31.36	$26.29	$21.49	$26.41
Total return(4)	(8.32)%(7)	27.70%	19.31%	22.42%	(11.10)%	46.91%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$7,827	$8,786	$6,442	$6,868	$6,426	$7,557
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.02%(8)	2.00%	2.10%	2.09%	2.11%	2.17%
After expense reimbursement(5)	1.65%(8)	1.65%	1.65%	1.65%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:	0.26%(8)	(1.04)%	0.15%	(0.26)%	(0.78)%	0.56%
Portfolio turnover rate(6)	7%	2%	2%	4%	8%	35%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 37.72	$ 29.79	$ 25.10	$ 20.61	$ 25.53	$ 17.51
Income from Investment Operations:
Net investment income(2)	(0.04)	(0.60)	(0.08)	(0.18)	(0.33)	0.01
Net realized and unrealized
gain (loss) on investments	(3.18)	8.65	4.77	4.67	(2.60)	8.07
Total from Investment
Operations	(3.22)	8.05	4.69	4.49	(2.93)	8.08
Redemption Fees	0.00(5)	0.02	0.00(5)	—	—	—
Less Distributions:
From net investment income	—	(0.10)	—	—	—	(0.06)
From net realized gains	—	(0.04)	—	—	(1.99)	—
Total Distributions	—	(0.14)	—	—	(1.99)	(0.06)
Net Asset Value, End of Period	$ 34.50	$ 37.72	$ 29.79	$ 25.10	$ 20.61	$ 25.53
Total return	(8.54)%(6)	27.06%	18.69%	21.79%	(11.48)%	46.12%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)
Ratio of operating expenses
to average net assets:	$ 10,191	$ 11,087	$ 9,392	$ 10,051	$ 8,517	$ 8,139
Before expense reimbursement	2.52%(7)	2.50%	2.60%	2.59%	2.61%	2.67%
After expense reimbursement(3)	2.15%(7)	2.15%	2.15%	2.15%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	(0.24)%(7)	(1.54)%	(0.35)%	(0.76)%	(1.28)%	0.06%
Portfolio turnover rate(4)	7%	2%	2%	4%	8%	35%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Market Opportunities Portfolio.

(5) Amount calculated is less than $0.005. (6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Market Opportunities Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 40.79	$ 32.34	$ 27.11	$ 22.16	$27.04	$ 18.46
Income from Investment Operations:
Net investment income (loss)(2)	0.14	(0.25)	0.15	0.05	(0.09)	0.22
Net realized and unrealized gain
(loss) on investments	(3.45)	9.39	5.22	5.04	(2.81)	8.55
Total from Investment
Operations	(3.31)	9.14	5.37	5.09	(2.90)	8.77
Redemption Fees	0.00(3)	0.02	—	0.00(3)	0.01	0.02
Less Distributions:
From net investment income	—	(0.67)	(0.14)	(0.14)	—	(0.21)
From net realized gains	—	(0.04)	—	—	(1.99)	—
Total Distributions	—	(0.71)	(0.14)	(0.14)	(1.99)	(0.21)
Net Asset Value, End of Period	$ 37.48	$ 40.79	$ 32.34	$ 27.11	$22.16	$ 27.04
Total return	(8.11)%(6)	28.31%	19.79%	22.98%	(10.70)%	47.65%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$21,897	$22,655	$14,260	$12,534	$9,471	$10,228
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.72%(7)	1.70%	1.80%	1.79%	1.81%	1.87%
After expense reimbursement(4)	1.20%(7)	1.20%	1.20%	1.20%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	0.71%(7)	(0.59)%	0.60%	0.19%	(0.33)%	1.01%
Portfolio turnover rate(5)	7%	2%	2%	4%	8%	35%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Market Opportunities Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Alternative Income Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$98.92	$100.24	$ 98.28	$97.46	$97.57	$95.36
Income from Investment Operations:
Net investment income (loss)(2)	0.02	(0.15)	0.25	1.39	0.92	0.08
Net realized and unrealized gain
(loss) on investments	(3.96)	(1.17)	1.91	1.01	(0.03)	2.12
Total from Investment
Operations	(3.94)	(1.32)	2.16	2.40	0.89	2.20
Redemption Fees	0.00(3)	0.00(3)	0.02	—	0.01	0.01
Less Distributions:
From net investment income	—	—	(0.22)	(1.58)	(1.01)	—
Total Distributions	—	—	(0.22)	(1.58)	(1.01)	—
Net Asset Value, End of Period	$94.98	$ 98.92	$100.24	$98.28	$97.46	$97.57
Total return	(3.98)%(6)	(1.32)%	2.23%	2.47%	0.92%	2.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$2,473	$ 2,762	$ 2,642	$3,482	$4,265	$4,968
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.70%(7)	2.35%	2.16%	2.01%	1.88%	1.75%
After expense reimbursement(4)	0.95%(7)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss)
to average net assets:	0.04%(7)	(0.15)%	0.25%	1.41%	0.94%	0.08%
Portfolio turnover rate(5)	0%	0%	0%	0%	0%	0%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Alternative Income Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Alternative Income Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$97.42	$98.97	$97.04	$96.24	$96.38	$94.44
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)	(0.39)	0.00(3)	1.13	0.66	(0.16)
Net realized and unrealized gain
(loss) on investments	(3.90)	(1.16)	1.92	1.00	(0.03)	2.10
Total from Investment
Operations	(4.00)	(1.55)	1.92	2.13	0.63	1.94
Redemption Fees	0.00(3)	0.00(3)	0.01	—	—	0.00(3)
Less Distributions:
From net investment income	—	—	—	(1.33)	(0.77)	—
Total Distributions	—	—	—	(1.33)	(0.77)	—
Net Asset Value, End of Period	$93.42	$97.42	$98.97	$97.04	$96.24	$96.38
Total return(4)	(4.11)%(8)	(1.57)%	1.99%	2.22%	0.65%	2.05%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 628	$ 778	$ 678	$ 856	$ 932	$1,501
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.95%(9)	2.60%	2.41%	2.26%	2.13%	2.00%
After expense reimbursement(5)	1.20%(9)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss)
to average net assets:	(0.21)%(9)	(0.40)%	0.00%(7)	1.16%	0.69%	(0.17)%
Portfolio turnover rate(6)	0%	0%	0%	0%	0%	0%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion. (6) Portfolio turnover of The Alternative Income Portfolio.

(7) Amount calculated is less than 0.005%.

(8) Not Annualized.

(9) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Alternative Income Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$92.81	$94.76	$93.41	$92.65	$92.73	$91.33
Income from Investment Operations:
Net investment income (loss)(2)	(0.32)	(0.84)	(0.47)	0.62	0.17	(0.62)
Net realized and unrealized gain
(loss) on investments	(3.71)	(1.11)	1.81	0.98	(0.04)	2.02
Total from Investment
Operations	(4.03)	(1.95)	1.34	1.60	0.13	1.40
Redemption Fees	0.00(5)	0.00(5)	0.02	—	—	—
Less Distributions:
From net investment income	—	—	(0.01)	(0.84)	(0.21)	—
Total Distributions	—	—	(0.01)	(0.84)	(0.21)	—
Net Asset Value, End of Period	$88.78	$92.81	$94.76	$93.41	$92.65	$92.73
Total return	(4.34)%(6)	(2.06)%	1.46%	1.71%	0.15%	1.53%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)
Ratio of operating expenses to	$ 668	$ 798	$ 659	$ 711	$1,107	$1,513
average net assets:
Before expense reimbursement	3.45%(7)	3.10%	2.91%	2.76%	2.63%	2.50%
After expense reimbursement(3)	1.70%(7)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income
to average net assets:	(0.71)%(7)	(0.90)%	(0.50)%	0.66%	0.19%	(0.67)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%	0%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Alternative Income Portfolio.

(5) Amount calculated is less than $0.005.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Alternative Income Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 100.42	$ 101.57	$ 99.59	$98.73	$98.88	$96.66
Income from Investment Operations:
Net investment income(2)	0.12	0.05	0.46	1.61	1.13	0.27
Net realized and unrealized gain
(loss) on investments	(4.02)	(1.20)	1.95	1.03	(0.05)	2.16
Total from Investment
Operations	(3.90)	(1.15)	2.41	2.64	1.08	2.43
Redemption Fees	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.05)	—	(0.44)	(1.78)	(1.23)	(0.21)
Total Distributions	(0.05)	—	(0.44)	(1.78)	(1.23)	(0.21)
Net Asset Value, End of Period	$ 96.47	$ 100.42	$ 101.57	$99.59	$98.73	$98.88
Total return	(3.88)%(6)	(1.13)%	2.44%	2.69%	1.10%	2.51%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 3,771	$ 4,078	$ 8,612	$11,368	$12,718	$15,008
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.65%(7)	2.30%	2.11%	1.96%	1.83%	1.70%
After expense reimbursement(4)	0.75%(7)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income
to average net assets:	0.24%(7)	0.05%	0.45%	1.61%	1.14%	0.28%
Portfolio turnover rate(5)	0%	0%	0%	0%	0%	100%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Alternative Income Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$10.40	$10.45	$10.95	$10.46	$11.02	$10.95
Income from Investment Operations:
Net investment income(2)	0.06	0.18	0.33	0.45	0.44	0.37
Net realized and unrealized gain
(loss) on investments	(0.33)	(0.07)	(0.50)	0.49	(0.55)	0.14
Total from Investment
Operations	(0.27)	0.11	(0.17)	0.94	(0.11)	0.51
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	—	0.00(3)
Less Distributions:
From net investment income	(0.09)	(0.17)	(0.33)	(0.45)	(0.45)	(0.44)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.09)	(0.17)	(0.33)	(0.45)	(0.45)	(0.44)
Net Asset Value, End of Period	$10.04	$10.40	$10.45	$10.95	$10.46	$11.02
Total return	(2.63)%(6)	1.18%	(1.38)%	9.08%	(1.00)%	4.75%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$1,983	$3,202	$3,698	$6,025	$6,134	$6,974
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.27%(7)	2.10%	2.13%	2.04%	1.97%	1.91%
After expense reimbursement(4)	1.49%(7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to
average net assets:	1.22%(7)	1.72%	3.14%	4.10%	4.06%	3.37%
Portfolio turnover rate(5)	0%	0%	0%	0%	2%	16%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Multi-Disciplinary Income Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$10.35	$10.40	$10.90	$10.41	$10.96	$10.90
Income from Investment Operations:
Net investment income(2)	0.05	0.15	0.30	0.42	0.41	0.34
Net realized and unrealized gain
(loss) on investments	(0.34)	(0.06)	(0.49)	0.49	(0.54)	0.13
Total from Investment
Operations	(0.29)	0.09	(0.19)	0.91	(0.13)	0.47
Redemption Fees	0.00(3)	0.01	0.00(3)	—	—	0.00(3)
Less Distributions:
From net investment income	(0.07)	(0.15)	(0.31)	(0.42)	(0.42)	(0.41)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.07)	(0.15)	(0.31)	(0.42)	(0.42)	(0.41)
Net Asset Value, End of Period	$ 9.99	$10.35	$10.40	$10.90	$10.41	$10.96
Total return(4)	(2.79)%(7)	0.94%	(1.62)%	8.81%	(1.18)%	4.40%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$ 980	$1,380	$1,801	$1,852	$2,811	$4,640
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.52%(8)	2.35%	2.38%	2.29%	2.22%	2.16%
After expense reimbursement(5)	1.74%(8)	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income to
average net assets:	0.97%(8)	1.47%	2.87%	3.85%	3.81%	3.12%
Portfolio turnover rate(6)	0%	0%	0%	0%	2%	16%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion. (6) Portfolio turnover of The Multi-Disciplinary Income Portfolio.

(7) Not Annualized.

(8) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$10.22	$10.28	$10.78	$10.29	$10.86	$10.79
Income from Investment Operations:
Net investment income(2)	0.02	0.10	0.24	0.36	0.35	0.29
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.06)	(0.49)	0.50	(0.54)	0.14
Total from Investment
Operations	(0.30)	0.04	(0.25)	0.86	(0.19)	0.43
Redemption Fees	0.00(5)	0.01	0.00(5)	—	—	—
Less Distributions:
From net investment income	(0.05)	(0.11)	(0.25)	(0.37)	(0.38)	(0.36)
From net realized gains	—	—	—	—		—
Total Distributions	(0.05)	(0.11)	(0.25)	(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$ 9.87	$10.22	$10.28	$10.78	$10.29	$10.86
Total return	(2.94)%(6)	0.44%	(2.16)%	8.40%	(1.83)%	4.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,636	$3,114	$5,747	$6,831	$7,727	$6,987
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	3.02%(7)	2.85%	2.88%	2.79%	2.72%	2.66%
After expense
reimbursement(3)	2.24%(7)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income
to average net assets:	0.47%(7)	0.97%	2.39%	3.35%	3.31%	2.62%
Portfolio turnover rate(4)	0%	0%	0%	0%	2%	16%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(4) Portfolio turnover of The Multi-Disciplinary Income Portfolio.

(5) Amount calculated is less than $0.005.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 10.42	$ 10.47	$ 10.98	$ 10.48	$ 11.04	$ 10.97
Income from Investment Operations:
Net investment income(2)	0.07	0.20	0.35	0.47	0.46	0.40
Net realized and unrealized
gain (loss) on investments	(0.33)	(0.06)	(0.51)	0.50	(0.54)	0.13
Total from Investment
Operations	(0.26)	0.14	(0.16)	0.97	(0.08)	0.53
Redemption Fees	0.00(3)	0.01	0.00(3)	—	—	—
Less Distributions:
From net investment income	(0.10)	(0.20)	(0.35)	(0.47)	(0.48)	(0.46)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.10)	(0.20)	(0.35)	(0.47)	(0.48)	(0.46)
Net Asset Value, End of Period	$ 10.06	$ 10.42	$ 10.47	$ 10.98	$ 10.48	$ 11.04
Total return	(2.52)%(6)	1.40%	(1.25)%	9.38%	(0.80)%	4.93%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$12,195	$16,871	$14,975	$20,314	$20,567	$30,399
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.22%(7)	2.05%	2.08%	1.99%	1.92%	1.86%
After expense
reimbursement(4)	1.29%(7)	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income
to average net assets:	1.42%(7)	1.92%	3.34%	4.30%	4.26%	3.57%
Portfolio turnover rate(5)	0%	0%	0%	0%	2%	16%

(1) Information presented relates to a share of capital stock outstanding for each year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(3) Amount calculated is less than $0.005.

(4) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(5) Portfolio turnover of The Multi-Disciplinary Income Portfolio.

(6) Not Annualized.

(7) Annualized.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			No Load Class
	For the					December 11,
	Period	For the	For the	For the	For the	2017^
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
	June 30, 2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$19.20	$13.45	$12.83	$ 9.77	$11.14	$10.81
Income from Investment Operations:
Net investment income (loss)(2)	0.13	(0.11)	0.10	(0.00)(3)	(0.08)	0.00(3)
Net realized and unrealized
gain (loss) on investments	0.32	5.88	0.60	3.06	(0.84)	0.33
Total from Investment
Operations	0.45	5.77	0.70	3.06	(0.92)	0.33
Redemption Fees	0.00(3)	0.00(3)	—	—	—	—
Less Distributions:
From net investment income	—	(0.02)	(0.08)	—	—	—
From net realized gains	—	—	—	—	(0.45)	—
Total Distributions	—	(0.02)	(0.08)	—	(0.45)	—
Net Asset Value, End of Period	$19.65	$19.20	$13.45	$12.83	$ 9.77	$11.14
Total return	2.34%(4)	42.90%	5.44%	31.32%	(8.22)%	3.05%(4)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 118	$ 125	$ 18	$ 60	$ 11	$ 10
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	1.86%(5)	1.84%	2.17%	1.96%	1.81%	1.70%(5)
After expense
reimbursement(6)	1.45%(5)	1.45%	1.45%	1.45%	1.45%	1.45%(5)
Ratio of net investment income (loss)
to average net assets:	1.34%(5)	(0.57)%	0.92%	(0.04)%	(0.63)%	(0.61)%(5)
Portfolio turnover rate	0%	1%	0%	2%	9%	0%(4)

^ Commencement of operations.

(1) Information presented relates to a share of capital stock outstanding for each period.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3) Amount calculated is less than $0.005.

(4) Not annualized.

(5) Annualized.

(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the	For the
	Ended	Year	Year	Period	Year	Year	Year
	June 30,	Ended	Ended	Ended	Ended	Ended	Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,	April 30,
	(Unaudited)	2021	2020	2019	2018	2017^	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 18.28	$ 12.82	$ 12.25	$ 9.33	$ 10.67	$ 9.82	$ 8.52
Income from Investment Operations:
Net investment income (loss)(2)	0.12	(0.12)	0.09	(0.01)	(0.08)	(0.02)	0.03
Net realized and unrealized gain
(loss) on investments	0.31	5.60	0.55	2.93	(0.81)	1.29	1.45
Total from Investment
Operations	0.43	5.48	0.64	2.92	(0.89)	1.27	1.48
Redemption Fees	0.00(3)	0.00(3)	—	—	—	—	—
Less Distributions:
From net investment income	—	(0.02)	(0.07)	—	—	0.00(3)	—
From net realized gains	—	—	—	—	(0.45)	(0.42)	(0.18)
Total Distributions	—	(0.02)	(0.07)	—	(0.45)	(0.42)	(0.18)
Net Asset Value, End of Period	$ 18.71	$ 18.28	$ 12.82	$ 12.25	$ 9.33	$ 10.67	$ 9.82
Total return(4)	2.35%(5)	42.75%	5.21%	31.30%	(8.30)%	12.95%(5)	17.36%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000's)	$ 6,633	$ 5,869	$ 2,521	$3,574	$ 3,303	$ 4,322	$ 4,583
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.11%(6)	2.09%	2.41%	2.21%	2.06%	2.07%(6)	2.45%
After expense reimbursement(7)	1.50%(6)	1.50%	1.50%	1.50%	1.50%	1.50%(6)	1.50%
Ratio of net investment income (loss)
to average net assets:	1.29%(6)	(0.62)%	0.87%	(0.09)%	(0.68)%	(0.27)%(6)	0.31%
Portfolio turnover rate	0%	1%	0%	2%	9%	0%(5)	11%

^ For the Year May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Amount calculated is less than $0.005.

(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

(5) Not annualized.

(6) Annualized.

(7) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the	For the
	Ended	Year	Year	Period	Year	Year	Year
	June 30,	Ended	Ended	Ended	Ended	Ended	Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,	April 30,
	(Unaudited)	2021	2020	2019	2018	2017^	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 16.95	$ 11.98	$ 11.47	$ 8.80	$ 10.17	$ 9.43	$ 8.25
Income from Investment Operations:
Net investment income (loss)(2)	0.05	(0.23)	0.01	(0.09)	(0.16)	(0.07)	(0.04)
Net realized and unrealized gain
(loss) on investments	0.29	5.23	0.50	2.76	(0.76)	1.23	1.40
Total from Investment
Operations	0.34	5.00	0.51	2.67	(0.92)	1.16	1.36
Redemption Fees	0.00(6)	0.00(6)	—	—	—	—	—
Less Distributions:
From net investment income	—	(0.03)	0.00(6)	—	—	—	—
From net realized gains	—	—	—	—	(0.45)	(0.42)	(0.18)
Total Distributions	—	(0.03)	(0.00)(6)	—	(0.45)	(0.42)	(0.18)
Net Asset Value, End of Period	$ 17.29	$ 16.95	$ 11.98	$ 11.47	$ 8.80	$ 10.17	$ 9.43
Total return	2.01%(3)	41.73%	4.47%	30.34%	(9.00)%	12.31%(3)	16.46%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000's)	$ 824	$ 940	$ 2,611	$ 4,064	$ 4,114	$ 5,526	$ 5,678
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.61%(4)	2.59%	2.91%	2.71%	2.56%	2.82%(4)	3.20%
After expense reimbursement(5)	2.25%(4)	2.25%	2.25%	2.25%	2.25%	2.25%(4)	2.25%
Ratio of net investment income (loss) to
average net assets:	0.54%(4)	(1.37)%	0.12%	(0.84)%	(1.43)%	(1.02)%(4)	(0.44)%
Portfolio turnover rate	0%	1%	0%	2%	9%	0%(3)	11%

^ For the Year May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Not annualized.

(4) Annualized.

(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

(6) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

			The Spin-off Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the	For the
	Ended	Year	Year	Period	Year	Year	Year
	June 30,	Ended	Ended	Ended	Ended	Ended	Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,	April 30,
	(Unaudited)	2021	2020	2019	2018	2017^	2017
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 18.40	$ 12.87	$ 12.32	$ 9.36	$ 10.68	$ 9.85	$ 8.53
Income from Investment Operations:
Net investment income (loss)(2)	0.14	(0.07)	0.12	0.02	(0.05)	0.00(3)	0.05
Net realized and unrealized gain
(loss) on investments	0.32	5.62	0.55	2.95	(0.82)	1.29	1.45
Total from Investment
Operations	0.46	5.55	0.67	2.97	(0.87)	1.29	1.50
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	—	—	0.00(3)	—
Less Distributions:
From net investment income	—	(0.02)	(0.12)	(0.01)	—	(0.04)	—
From net realized gains	—	—	—	—	(0.45)	(0.42)	(0.18)
Total Distributions	—	(0.02)	(0.12)	(0.01)	(0.45)	(0.46)	(0.18)

Net Asset Value, End of Period	$ 18.86	$ 18.40	$ 12.87	$ 12.32	$ 9.36	$ 10.68	$ 9.85
Total return	2.50%(4)	43.12%	5.46%	31.74%	(8.11)%	13.07%(4)	17.57%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000's)	$17,176	$17,377	$12,387	$13,751	$11,290	$14,050	$ 12,022
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.81%(5)	1.79%	2.11%	1.91%	1.76%	1.83%(5)	2.20%
After expense reimbursement(6)	1.25%(5)	1.25%	1.25%	1.25%	1.25%	1.25%(5)	1.25%
Ratio of net investment income (loss)
to average net assets:	0.01%(5)	(0.37)%	1.12%	0.16%	(0.43)%	(0.02)%(5)	0.56%
Portfolio turnover rate	0%	1%	0%	2%	9%	0%(4)	11%

^ For the Year May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.

(1) Information presented relates to a share of capital stock outstanding for each Year.

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.

(3) Amount calculated is less than $0.005.

(4) Not annualized.

(5) Annualized.

(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2022

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance#	$38,212,585	26.3%
Mining, Quarrying, and Oil and Gas Extraction	31,489,846	21.6%
Professional, Scientific, and Technical Services	14,259,455	9.8%
Information	12,865,383	8.8%
Retail Trade	3,186,120	2.2%
Arts, Entertainment, and Recreation	2,355,486	1.6%
Other Services (except Public Administration)	531,790	0.4%
Management of Companies and Enterprises	480,298	0.3%
Administrative and Support and Waste Management and
Remediation Services	1,794	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $25,833,714 represents a cryptocurrency investment of 17.8% of total net assets as of June 30, 2022.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2022 — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States#	$9,655,701	37.2%
Canada	2,416,575	9.3%
United Kingdom	413,407	1.6%
Cayman Islands	257,726	1.0%
Germany	100,352	0.4%
Netherlands	91,432	0.4%
Australia	81,876	0.3%
Brazil	63,113	0.2%
Singapore	12,213	0.1%
France	4,670	0.0%
Guernsey	2,940	0.0%
Japan	2,876	0.0%
Israel	2,293	0.0%
Bermuda	242	0.0%

* Excludes Short-Term Investments

# In the United States Sector, $1,851,572 represents a cryptocurrency investment of 7.1% of total net assets as of June 30, 2022.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2022 — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$515,739,599	63.8%
Finance and Insurance#	74,668,506	9.2%
Arts, Entertainment, and Recreation	33,868,655	4.2%
Information	29,531,395	3.7%
Real Estate and Rental and Leasing	29,122,947	3.6%
Management of Companies and Enterprises	20,633,298	2.6%
Accommodation and Food Services	14,990,322	1.9%
Professional, Scientific, and Technical Services	13,347,013	1.6%
Transportation and Warehousing	4,172,710	0.5%
Real Estate	3,812,993	0.5%
Utilities	2,290,260	0.3%
Administrative and Support and Waste Management and
Remediation Services	813,864	0.1%
Construction	644,928	0.1%
Retail Trade	629,217	0.1%
Manufacturing	378,149	0.0%
Wholesale Trade	7,301	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $23,473,644 represents a cryptocurrency investment of 2.9% of total net assets as of June 30, 2022.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2022 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$17,505,233	96.6%
Professional, Scientific, and Technical Services	370,044	2.1%
Health Care and Social Assistance	38,969	0.2%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2022 — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$153,133,277	59.0%
Real Estate	20,804,444	8.0%
Management of Companies and Enterprises	15,917,331	6.1%
Professional, Scientific, and Technical Services	13,408,371	5.2%
Accommodation and Food Services	12,265,466	4.7%
Finance and Insurance	7,998,712	3.1%
Arts, Entertainment, and Recreation	5,436,305	2.1%
Manufacturing	4,853,729	1.9%
Real Estate and Rental and Leasing	4,301,239	1.7%
Transportation and Warehousing	1,591,866	0.6%
Information	364,658	0.1%
Retail Trade	43,290	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $3,618,301 represents a cryptocurrency investment of 1.4% of total net assets as of June 30, 2022.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Consolidated Portfolio Assets

June 30, 2022 — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$56,982,863	48.7%
Finance and Insurance#	18,646,187	15.9%
Real Estate	2,974,184	2.5%
Management of Companies and Enterprises	2,738,842	2.3%
Transportation and Warehousing	1,117,543	1.0%
Information	1,105,722	1.0%
Real Estate and Rental and Leasing	313,637	0.3%
Accommodation and Food Services	275,929	0.2%
Live Sports (Spectator Sports)	135,025	0.1%
Wholesale Trade	104,290	0.1%
Retail Trade	100,122	0.1%
Manufacturing	19,992	0.0%
Professional, Scientific, and Technical Services	13,525	0.0%
Machinery Manufacturing	5,927	0.0%
Agriculture, Forestry, Fishing and Hunting	291	0.0%

* Excludes Short-Term Investments

# In the Finance and Insurance Sector, $7,222,481 represents a cryptocurrency investment of 6.2% of total net assets as of June 30, 2022.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2022 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$5,563,879	72.9%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2022 — (Continued)

The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$2,158,400	12.0%
Transportation and Warehousing	2,110,317	11.8%
Construction	1,963,402	10.9%
Manufacturing	224,240	1.3%
Information	199,292	1.1%
Wholesale Trade	113,287	0.6%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 53.22%	Shares	Value
Administrative and Support Services — 0.00%
CreditRiskMonitor.com, Inc.*	780	$ 1,794
Aerospace and Defense — 9.38%
CACI International, Inc. — Class A*[c]	40,000	11,271,200
ManTech International Corporation — Class A	25,000	2,386,250
		13,657,450
Broadcasting (except Internet) — 0.17%
The E.W. Scripps Company — Class A*	20,000	249,400
Credit Intermediation and Related Activities — 0.30%
LendingTree, Inc.*	10,000	438,200
Data Processing, Hosting, and Related Services — 5.30%
Core Scientific, Inc.*^	346,000	515,540
MasterCard, Inc. — Class A	5,900	1,861,332
Verisk Analytics, Inc.	7,000	1,211,630
Visa, Inc. — Class A	21,000	4,134,690
		7,723,192
E-Commerce — 2.18%
eBay, Inc.	76,200	3,175,254
Funds, Trusts, and Other Financial Vehicles — 0.22%
Mesabi Trust^	13,100	321,212
Management of Companies and Enterprises — 0.33%
Galaxy Digital Holdings Ltd.*	128,000	480,298
Oil and Gas Extraction — 21.63%
Permian Basin Royalty Trust	12,250	202,737
Texas Pacific Land Corp. [c]	21,026	31,287,109
		31,489,846
Other Information Services — 3.27%
Alphabet, Inc. — Class A*	1,600	3,486,816
Alphabet, Inc. — Class C*	584	1,277,471
		4,764,287
Other Motor Vehicle Dealers — 0.01%
Copart, Inc.*	100	10,866
Other Professional, Scientific, and Technical Services — 0.28%
GMO Internet, Inc.	24,000	411,439

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Other Telecommunications — 0.09%
Liberty Latin America Limited — Class C — ADR*	16,496	$ 128,504
Performing Arts, Spectator Sports, and Related Industries — 0.14%
Madison Square Garden Entertainment Corp.*	4,000	210,480
Personal and Laundry Services — 0.37%
IAC/InterActiveCorp*	7,000	531,790
Professional, Scientific, and Technical Services — 0.13%
Cookpad, Inc.*	128,000	190,566
Promoters of Performing Arts, Sports, and Similar Events — 0.42%
Madison Square Garden Sports Corp. — Class A*	4,000	604,000
Securities and Commodities Exchanges — 1.99%
CME Group, Inc.	4,180	855,646
Miami International Holdings, Inc.*ag	268,000	1,929,600
NASDAQ, Inc.	700	106,778
		2,892,024
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 5.95%
Bakkt Holdings, Inc.*^	6,000	12,600
CF Acquisition Corp VI*	21,000	209,370
Marathon Digital Holdings, Inc.*^	8,000	42,720
MarketAxess Holdings, Inc.	5,550	1,420,855
OTC Markets Group, Inc. — Class A	121,000	6,897,000
Riot Blockchain, Inc.*^	10,000	41,900
S&P Global, Inc.	113	38,088
		8,662,533
Spectator Sports — 1.06%
Liberty Media Corp.-Liberty Braves — Class A*	8,000	201,200
Liberty Media Corp.-Liberty Braves — Class C*	8,000	192,000
Liberty Media Corp.-Liberty Formula One — Class A*	19,800	1,147,806
		1,541,006
TOTAL COMMON STOCKS
(cost $63,433,351)		77,484,141

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 17.75%	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 17.75%
Grayscale Bitcoin Trust *[c]	2,142,099	$ 25,833,714
TOTAL UNIT INVESTMENT TRUST
(cost $6,543,225)		25,833,714

WARRANTS — 0.04%	Shares
Securities and Commodities Exchanges — 0.04%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD *ag	40,819	64,902
TOTAL WARRANTS
(cost $–)		64,902
TOTAL INVESTMENTS — 71.01%
(cost $69,976,576)		$103,382,757

Percentages are stated as a percent of net assets.

^	– This security or a portion of this security was out on loan at June 30, 2022. Total loaned securities had a market value of $695,125 at June 30, 2022. The total collateral for the loaned securities was cash in the amount of $798,482.
*	– Non-income producing security.
a	– Value determined using significant unobservable inputs.
c	– Significant Investment - Greater than 5% of net assets.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 43.21%	Shares	Value
Accommodation — 2.02%
Civeo Corp. — ADR*	20,233	$ 523,428
Aerospace and Defense — 5.22%
CACI International, Inc. — Class A*[c]	4,800	1,352,544
Elbit Systems Ltd. — ADR	10	2,293
		1,354,837
Agricultural Operations — 0.05%
Wilmar International Ltd.	4,200	12,213
Data Processing, Hosting and Related Services — 0.02%
Core Scientific, Inc.*	4,000	5,960
Diversified Real Estate Activities — 1.10%
PrairieSky Royalty Limited*	22,800	287,125
Funds, Trusts, and Other Financial Vehicles — 1.91%
Mesabi Trust^	20,260	496,775
Global Exchanges — 1.17%
ASX Ltd.	800	45,120
B3 SA — Brasil Bolsa Balcao	30,000	63,113
Deutsche Boerse AG	600	100,352
Euronext NV	1,120	91,432
Japan Exchange Group Inc. — ADR*	400	2,876
		302,893
Industrial Machinery Manufacturing — 0.55%
TerraVest Industries, Inc.*	8,000	142,822
Live Sports (Spectator Sports) — 0.39%
Big League Advance, LLC*ag	1,818	99,990
Management of Companies and Enterprises — 1.94%
Associated Capital Group, Inc. — Class A	9,500	340,385
Galaxy Digital Holdings Ltd.*	43,400	162,851
		503,236
Mining (except Oil and Gas) — 4.18%
Altius Minerals Corp.*	200	2,818
Franco-Nevada Corporation — ADR	3,600	473,688
NovaGold Resources, Inc. — ADR*	4,000	19,240
Sandstorm Gold Ltd. — ADR	36,400	216,580
Wheaton Precious Metals Corporation — ADR	10,400	374,712
		1,087,038
Oil and Gas Extraction — 18.18%
Permian Basin Royalty Trust	25,400	420,370
Texas Pacific Land Corp.[c]	2,890	4,300,378
		4,720,748

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Other Financial Investment Activities — 2.01%
Brookfield Asset Management, Inc. — Class A	4,000	$ 177,880
Burford Capital Ltd.[f]	300	2,940
GAMCO Investors, Inc. — Class A	14,600	305,140
Morgan Group Holding Co.*[f]	53	66
Omni Bridgeway Ltd.*	15,000	36,756
		522,782
Other Investment Pools and Funds — 0.48%
Partners Value Investments LP*[g]	2,193	115,852
Urbana Corporation*	3,200	9,919
		125,771
Other Pipeline Transportation — 0.02%
Rubis SCA	200	4,670
Other Telecommunications — 0.00%
Liberty Latin America Limited — Class A — ADR*	9	70
Liberty Latin America Limited — Class C — ADR*	22	172
		242
Personal and Laundry Services — 0.03%
IAC/InterActiveCorp*	100	7,597
Real Estate — 0.71%
DREAM Unlimited Corp.*[f]	1,000	24,744
Tejon Ranch Co.*	10,400	161,408
		186,152
Securities and Commodities Exchanges — 0.34%
CME Group, Inc.	200	40,940
IntercontinentalExchange Group, Inc.	500	47,020
		87,960
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.02%
CF Acquisition Corp VI*	600	5,982
Support Activities for Mining — 0.07%
Maverix Metals, Inc. — ADR	4,000	17,400
Support Activities for Water Transportation — 1.96%
Braemar Shipping Services plc	2,200	6,695
Clarkson plc	11,100	406,712
Siem Industries, Inc. — ADR*ag	5,500	94,875
		508,282
Transportation Equipment Manufacturing — 0.84%
The Boeing Company*	1,600	218,752
TOTAL COMMON STOCKS
(cost $7,690,694)		11,222,655

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

PREFERRED STOCKS — 0.04%	Shares	Value
Other Investment Pools and Funds — 0.04%
Partners Value Investments LP — Class A*[g]	515	$ 10,557
TOTAL PREFERRED STOCKS
(cost $9,785)		10,557

UNIT INVESTMENT TRUST — 7.13%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	24	120
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 7.13%
Grayscale Bitcoin Trust*	153,520	1,851,452
TOTAL UNIT INVESTMENT TRUST
(cost $225,046)		1,851,572

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019[f]	$41,080	822
TOTAL CONVERTIBLE BONDS
(cost $41,080)		822

WARRANTS — 0.08%	Shares
Other Investment Pools and Funds — 0.08%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	3,493	19,810
TOTAL WARRANTS
(cost $19,638)		19,810
TOTAL INVESTMENTS — 50.46%
(cost $7,986,243)		$13,105,416

Percentages are stated as a percent of net assets.

*	– Non-income producing security.
^	– This security or a portion of this security was out on loan at June 30, 2022. Total loaned securities had a market value of $2,084 at June 30, 2022. The total collateral for the loaned securities was cash in the amount of $2,146.
a	– Value determined using significant unobservable inputs.
c	– Significant Investment — Greater than 5% of net assets.
e	– Default or other conditions exist and the security is not presently accruing income.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.
CAD	– Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 89.21%	Shares	Value
Accommodation — 0.87%
Civeo Corp. — ADR*	272,566	$ 7,051,282
Administrative and Support Services — 0.10%
Brookfield Business Corp. — ADR	2,400	55,224
Expedia Group, Inc.*	8,000	758,640
		813,864
Aerospace and Defense — 1.61%
CACI International, Inc. — Class A*	46,150	13,004,147
Beverage and Tobacco Product Manufacturing — 0.05%
Crimson Wine Group Limited*	52,962	378,149
Broadcasting (except Internet) — 0.30%
Warner Bros. Discovery, Inc.*	179,600	2,410,232
Casinos & Gaming — 0.08%
Las Vegas Sands Corp.*	19,200	644,928
Diversified Real Estate Activities — 0.09%
PrairieSky Royalty Limited*	60,000	755,594
E-Commerce — 0.08%
eBay, Inc.	15,100	629,217
Food Services and Drinking Places — 0.98%
The Wendy’s Company	420,500	7,939,040
Funds, Trusts, and Other Financial Vehicles — 0.07%
Mesabi Trust*^	23,220	569,355
Insurance Carriers and Related Activities — 0.02%
Markel Corporation*	100	129,325
Management of Companies and Enterprises — 2.55%
Associated Capital Group, Inc. — Class A	260,290	9,326,191
Bollore SE	8,900	41,224
Brookfield Business Partners LP	4,000	84,760
Galaxy Digital Holdings Ltd.*	1,400	5,253
Icahn Enterprises LP	232,250	11,175,870
		20,633,298
Mining (except Oil and Gas) — 3.06%
Franco-Nevada Corporation — ADR	170,750	22,467,285
Sandstorm Gold Ltd. — ADR	90,000	535,500
Wheaton Precious Metals Corporation — ADR	48,000	1,729,440
		24,732,225

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Oil and Gas Extraction — 60.77%
Texas Pacific Land Corp.[c]	329,750	$490,674,595
Tourmaline Oil Corp.*[f]	6,400	332,778
		491,007,373
Other Financial Investment Activities — 5.05%
Brookfield Asset Management, Inc. — Class A	821,250	36,520,988
GAMCO Investors, Inc. — Class A	5,000	104,500
Morgan Group Holding Co.*[f]	5,841	7,301
Onex Corp. — ADR	84,100	4,180,611
		40,813,400
Other Investment Pools and Funds — 0.01%
Partners Value Investments LP*[g]	800	42,262
Urbana Corporation*	400	1,240
		43,502
Other Professional, Scientific, and Technical Services — 0.04%
GMO Internet, Inc.	20,000	342,865
Other Telecommunications — 3.06%
Liberty Broadband Corporation — Series A*	3,700	420,135
Liberty Broadband Corporation — Series C*	111,510	12,895,016
Liberty Media Corp.-Liberty SiriusXM — Class A*	135,500	4,883,420
Liberty Media Corp.-Liberty SiriusXM — Class C*	181,550	6,544,878
		24,743,449
Performing Arts, Spectator Sports, and Related Industries — 2.93%
Live Nation Entertainment, Inc.*	287,050	23,704,589
Real Estate — 3.98%
DREAM Unlimited Corp.*[f]	154,100	3,812,993
Equity Lifestyle Properties, Inc. — REIT	99,700	7,025,859
The Howard Hughes Corporation*	313,250	21,316,663
Tejon Ranch Co.*	1,600	24,832
		32,180,347
Satellite Telecommunications — 0.29%
DISH Network Corp. — Class A*	26,800	480,524
EchoStar Corporation — Class A*	98,300	1,897,190
		2,377,714

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Securities and Commodities Exchanges — 1.14%
Cboe Global Markets, Inc.	63,400	$ 7,176,246
CME Group, Inc.	9,800	2,006,060
IntercontinentalExchange Group, Inc.	500	47,020
		9,229,326
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.02%
CF Acquisition Corp VI*	800	7,976
MarketAxess Holdings, Inc.	100	25,601
S&P Global, Inc.	340	114,600
		148,177
Spectator Sports — 1.26%
Liberty Media Corp.-Liberty Formula One — Class A*	88,400	5,124,548
Liberty Media Corp.-Liberty Formula One — Class C*	79,400	5,039,518
		10,164,066
Support Activities for Water Transportation — 0.52%
Clarkson plc	101,500	3,719,035
Siem Industries, Inc. — ADR*[a]	26,300	453,675
		4,172,710
Utilities — 0.28%
Brookfield Infrastructure Corporation — Class A — ADR	7,350	312,375
Brookfield Infrastructure Partners LP	51,750	1,977,885
		2,290,260
TOTAL COMMON STOCKS
(cost $178,955,765)		720,908,434

PREFERRED STOCKS — 0.00%
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP — Class A*[g]	217	4,449
TOTAL PREFERRED STOCKS
(cost $1,764)		4,449

CONVERTIBLE PREFERRED STOCKS — 0.03%
Insurance Carriers and Related Activities — 0.03%
Brookfield Asset Management Reinsurance Partners Ltd. — ADR	5,767	257,093
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $394,809)		257,093

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 2.91%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	12	$ 60
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 2.91%
Grayscale Bitcoin Trust*	1,946,400	23,473,584
TOTAL UNIT INVESTMENT TRUST
(cost $25,987,742)		23,473,644

	Principal
CORPORATE BONDS — 0.00%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023fg	$3,000	3,000
TOTAL CORPORATE BONDS
(cost $3,000)		3,000

WARRANTS — 0.00%	Shares
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	800	4,537
TOTAL WARRANTS
(cost $2,368)		4,537
TOTAL INVESTMENTS — 92.15%
(cost $205,345,448)		$744,651,157

Percentages are stated as a percent of net assets.

*	– Non-income producing security.
^	– This security or a portion of this security was out on loan at June 30, 2022. Total loaned securities had a market value of $259,667 at June 30, 2022. The total collateral for the loaned securities was cash in the amount of $267,397.
a	– Value determined using significant unobservable inputs.
c	– Significant Investment — Greater than 5% of net assets.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.
CAD	– Canadian Dollars.
REIT	– Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Medical Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 98.86%	Shares	Value
Ambulatory Health Care Services — 0.22%
Viatris, Inc.	3,722	$ 38,969
Biotechnology — 0.05%
Salarius Pharmaceuticals, Inc.*	40,000	8,400
Chemical Manufacturing — 7.69%
2seventy bio, Inc.*	1,000	13,200
Alnylam Pharmaceuticals, Inc.*	3,000	437,550
Bluebird Bio, Inc.*	3,000	12,420
Editas Medicine, Inc.*	8,000	94,640
Galectin Therapeutics, Inc.*^	26,000	34,060
Intellia Therapeutics, Inc.*	10,000	517,600
Organon & Co.	8,400	283,500
		1,392,970
Machinery Manufacturing — 1.05%
General Electric Company	3,000	191,010
Pharmaceutical and Medicine Manufacturing — 87.84%
AbbVie, Inc.[c]	10,000	1,531,600
Agenus, Inc.*	148	287
Alkermes plc — ADR*	22,000	655,380
AMGEN, Inc.[c]	4,000	973,200
AstraZeneca plc — ADR[c]	14,000	924,980
Biogen, Inc.*	3,750	764,775
Bristol-Myers Squibb Company[c]	23,500	1,809,500
Eli Lilly & Co.[c]	5,500	1,783,265
Gilead Sciences, Inc.	9,000	556,290
GSK Plc — ADR	14,673	638,716
Immune Pharmaceuticals, Inc.*ag	1	0
Ionis Pharmaceuticals, Inc.*	8,000	296,160
Johnson & Johnson[c]	7,000	1,242,570
Merck & Co., Inc.[c]	14,000	1,276,380
Novartis AG — ADR[c]	14,000	1,183,420
Pacific Biosciences of California, Inc.*	12,000	53,040
Pfizer, Inc.[c]	30,000	1,572,900
Sanofi — ADR	13,000	650,390
		15,912,853
Professional, Scientific, and Technical Services — 2.01%
CRISPR Therapeutics AG — ADR*^	6,000	364,620
TOTAL COMMON STOCKS
(cost $9,229,631)		17,908,822

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Medical Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

RIGHTS — 0.03%	Shares	Value
Scientific Research and Development Services — 0.03%
Ligand Pharmaceuticals, Inc.*	44,000	$ 4,444
Ligand Pharmaceuticals, Inc.*	44,000	308
Ligand Pharmaceuticals, Inc.*	44,000	316
Ligand Pharmaceuticals, Inc.*#	44,000	356
		5,424
TOTAL RIGHTS
(cost $0)		5,424
TOTAL INVESTMENTS — 98.89%
(cost $9,229,631)		$ 17,914,246

Percentages are stated as a percent of net assets.

^	– This security or a portion of this security was out on loan at June 30, 2022. Total loaned securities had a market value of $374,336 at June 30, 2022. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $398,430.
*	– Non-income producing security.
#	– Contingent value right (contingent upon profitability of company).
a	– Value determined using significant unobservable inputs.
c	– Significant Investment — Greater than 5% of net assets.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 90.71%	Shares	Value
Accommodation — 3.07%
Civeo Corp. — ADR*	308,600	$ 7,983,482
Aerospace and Defense — 5.15%
CACI International, Inc. — Class A*[c]	47,500	13,384,550
Beverage and Tobacco Product Manufacturing — 0.19%
Crimson Wine Group Limited*	67,900	484,806
Chemical Manufacturing — 1.57%
Inter Parfums, Inc.	55,700	4,069,442
Data Processing, Hosting and Related Services — 0.00%
Core Scientific, Inc.*^	4,200	6,258
Diversified Real Estate Activities — 0.35%
PrairieSky Royalty Limited*	72,000	906,712
Fabricated Metal Product Manufacturing — 0.06%
Enovis Corporation*	2,700	148,500
Food Services and Drinking Places — 1.65%
The Wendy’s Company	226,800	4,281,984
Funds, Trusts, and Other Financial Vehicles — 0.05%
Mesabi Trust	4,800	117,696
Machinery Manufacturing — 0.06%
ESAB Corporation*	2,700	118,125
Oshkosh Corp.	400	32,856
		150,981
Management of Companies and Enterprises — 6.13%
Associated Capital Group, Inc. — Class A	190,500	6,825,615
Dundee Corporation — Class A*	1,181,800	1,203,546
Galaxy Digital Holdings Ltd.*	376,000	1,410,876
Icahn Enterprises LP	132,300	6,366,276
RIT Capital Partners plc	3,800	111,018
		15,917,331
Mining (except Oil and Gas) — 1.22%
Altius Minerals Corp.*	10,000	140,926
Sandstorm Gold Ltd. — ADR^	480,400	2,858,380
Wheaton Precious Metals Corporation — ADR	5,000	180,150
		3,179,456

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Motor Vehicle and Parts Dealers — 0.02%
AutoNation, Inc.*	200	$ 22,352
Penske Automotive Group, Inc.	200	20,938
		43,290
Oil and Gas Extraction — 57.73%
Permian Basin Royalty Trust	100,000	1,655,000
Texas Pacific Land Corp. c	99,656	148,290,121
		149,945,121
Other Financial Investment Activities — 0.47%
GAMCO Investors, Inc. — Class A	13,200	275,880
Onex Corporation	18,800	936,203
		1,212,083
Other Investment Pools and Funds — 0.82%
Urbana Corporation — Class A*	722,271	2,132,248
Other Pipeline Transportation — 0.32%
Rubis SCA	35,800	835,873
Performing Arts, Spectator Sports, and Related Industries — 2.08%
Live Nation Entertainment, Inc.*	64,900	5,359,442
Madison Square Garden Entertainment Corp.*	772	40,623
		5,400,065
Professional, Scientific, and Technical Services — 0.01%
Cookpad, Inc.*	16,000	23,821
Promoters of Performing Arts, Sports, and Similar Events — 0.01%
Madison Square Garden Sports Corp. — Class A*	240	36,240
Real Estate — 9.32%
DREAM Unlimited Corp.*cf	840,800	20,804,444
Equity Commonwealth REIT*	400	11,012
The Howard Hughes Corporation*	46,300	3,150,715
Tejon Ranch Co.*	15,000	232,800
		24,198,971
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.00%
CF Acquisition Corp VI*	400	3,988
Support Activities for Mining — 0.00%
Maverix Metals, Inc. — ADR	2,000	8,700

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Support Activities for Water Transportation — 0.29%
Braemar Shipping Services plc	243,600	$ 741,336
Clarkson plc	400	14,656
		755,992
Telecommunications — 0.14%
LICT Corporation*	16	358,400
TOTAL COMMON STOCKS
(cost $80,473,929)		235,585,990

UNIT INVESTMENT TRUST — 1.39%
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	60	301
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 1.39%
Grayscale Bitcoin Trust*	300,000	3,618,000
TOTAL UNIT INVESTMENT TRUST
(cost $3,168,942)		3,618,301

	Principal
CORPORATE BONDS — 0.00%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023fg	$7,000	7,001
TOTAL CORPORATE BONDS
(cost $7,000)		7,001

WARRANTS — 0.35%	Shares
Other Investment Pools and Funds — 0.35%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	160,000	907,396
TOTAL WARRANTS
(cost $433,365)		907,396
TOTAL INVESTMENTS — 92.45%
(cost $84,083,236)		$240,118,688

Percentages are stated as a percent of net assets.

* – Non-income producing security.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

^	– This security or a portion of this security was out on loan at June 30, 2022. Total loaned securities had a market value of $504,805 at June 30, 2022. The total collateral for the loaned securities was cash in the amount of $551,976.
c	– Significant Investment — Greater than 5% of net assets.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.
CAD	– Canadian Dollars.
REIT	– Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 65.55%	Shares	Value
Accommodation — 0.24%
Civeo Corp. — ADR*	10,666	$ 275,929
Aerospace and Defense — 0.01%
CACI International, Inc. — Class A*	48	13,525
Agricultural Operations — 0.00%
Wilmar International Ltd.	100	291
Asset Management — 0.12%
Sprott, Inc. — ADR*^[f]	4,115	142,964
WisdomTree Investments, Inc.	100	507
		143,471
Beverage and Tobacco Product Manufacturing — 0.02%
Crimson Wine Group Limited*	2,800	19,992
Data Processing, Hosting, and Related Services — 0.94%
Core Scientific, Inc.*^	1,800	2,682
MasterCard, Inc. — Class A	1,000	315,480
Visa, Inc. — Class A	4,000	787,560
		1,105,722
Diversified Real Estate Activities — 0.00%
PrairieSky Royalty Limited*	200	2,519
E-Commerce — 0.09%
eBay, Inc.	2,400	100,008
Funds, Trusts, and Other Financial Vehicles — 0.54%
Mesabi Trust^	26,042	638,549
Global Exchanges — 0.98%
ASX Ltd.	4,400	248,161
Deutsche Boerse AG	1,800	301,056
Euronext NV	2,520	205,722
Hellenic Exchanges — Athens Stock Exchange SA	800	2,641
Japan Exchange Group Inc. — ADR*	7,200	51,768
London Stock Exchange Group Plc	600	55,743
NZX Limited	364,202	279,779
		1,144,870
Industrial Machinery Manufacturing — 0.01%
TerraVest Industries, Inc.*	332	5,927
Insurance Carriers and Related Activities — 0.06%
Arthur J. Gallagher & Co.	400	65,216

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Live Sports (Spectator Sports) — 0.11%
Big League Advance, LLC*ag	2,455	$ 135,025
Management of Companies and Enterprises — 2.34%
Associated Capital Group, Inc. — Class A	64,450	2,309,243
Dundee Corporation — Class A*	1,800	1,833
Galaxy Digital Holdings Ltd.*	114,000	427,766
		2,738,842
Merchant Wholesalers, Durable Goods — 0.09%
A-Mark Precious Metals, Inc.	3,200	103,200
Mining (except Oil and Gas) — 2.27%
Franco-Nevada Corporation — ADR	9,144	1,203,167
Sandstorm Gold Ltd. — ADR	60,400	359,380
Wheaton Precious Metals Corporation — ADR	30,288	1,091,277
		2,653,824
Oil and Gas Extraction — 46.39%
Permian Basin Royalty Trust	16,450	272,248
Texas Pacific Land Corp.[c]	36,328	54,056,791
		54,329,039
Other Financial Investment Activities — 0.63%
Brookfield Asset Management, Inc. — Class A	3,600	160,092
GAMCO Investors, Inc. — Class A	27,800	581,020
Morgan Group Holding Co.*[f]	872	1,090
		742,202
Other Investment Pools and Funds — 2.88%
Partners Value Investments LP*[g]	43,516	2,298,857
Urbana Corporation*	8,000	24,798
Urbana Corporation — Class A*	356,004	1,050,975
		3,374,630
Real Estate — 2.80%
DREAM Unlimited Corp.*[f]	120,200	2,974,184
The Howard Hughes Corporation*	2,200	149,710
Tejon Ranch Co.*	10,400	161,408
		3,285,302

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

	Shares	Value
Securities and Commodities Exchanges — 4.01%
Cboe Global Markets, Inc.	7,806	$ 883,561
CME Group, Inc.	5,800	1,187,260
IntercontinentalExchange Group, Inc.	12,900	1,213,116
Miami International Holdings, Inc.*ag	95,000	684,000
NASDAQ, Inc.	2,400	366,096
TMX Group Ltd.*	3,600	366,377
		4,700,410
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.07%
Bakkt Holdings, Inc.*^	100	210
Burford Capital Ltd. — ADR	100	1,009
CF Acquisition Corp VI*	400	3,988
MarketAxess Holdings, Inc.	48	12,288
OTC Markets Group Inc. — Class A	400	22,800
S&P Global, Inc.	113	38,088
		78,383
Support Activities for Water Transportation — 0.95%
Clarkson plc	30,500	1,117,543
TOTAL COMMON STOCKS
(cost $27,552,948)		76,774,419

PREFERRED STOCKS — 0.21%
Other Investment Pools and Funds — 0.21%
Partners Value Investments LP — Class A*[g]	11,832	242,556
TOTAL PREFERRED STOCKS
(cost $219,010)		242,556

CONVERTIBLE PREFERRED STOCKS — 0.00%
Insurance Carriers and Related Activities — 0.00%
Brookfield Asset Management Reinsurance Partners Ltd. — ADR	24	1,070
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,643)		1,070

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 6.17%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 0.00%
Grayscale Ethereum Classic Trust*	12	$ 60
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 6.17%
Grayscale Bitcoin Trust *[c]	598,874	7,222,421
TOTAL UNIT INVESTMENT TRUST
(cost $1,447,925)		7,222,481

	Principal
CONVERTIBLE BONDS — 0.00%	Amount
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019[f]	$5,720	114
TOTAL CONVERTIBLE BONDS
(cost $5,720)		114

CORPORATE BONDS — 0.01%
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.01%
GAMCO Investors, Inc., 4.000%, 06/15/2023[f]	14,000	14,002
TOTAL CORPORATE BONDS
(cost $14,000)		14,002

EXCHANGE TRADED FUNDS — 0.01%	Shares
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	9,642
TOTAL EXCHANGE TRADED FUNDS
(cost $6,795)		9,642

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

WARRANTS — 0.23%	Shares	Value
Other Investment Pools and Funds — 0.21%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	43,516	$ 246,789
Securities and Commodities Exchanges — 0.02%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD *ag	14,469	23,006
TOTAL WARRANTS
(cost $130,104)		269,795
TOTAL INVESTMENTS — 72.18%
(cost $29,378,145)		$ 84,534,079

Percentages are stated as a percent of net assets.

*	– Non-income producing security.
^	– This security or a portion of this security was out on loan at June 30, 2022. Total loaned securities had a market value of $398,718 at June 30, 2022. The total collateral for the loaned securities was cash in the amount of $413,152.
a	– Value determined using significant unobservable inputs.
c	– Significant Investment — Greater than 5% of net assets.
e	– Default or other conditions exist and the security is not presently accruing income.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.
CAD	– Canadian Dollars.
ETF	- Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Alternative Income Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

EXCHANGE TRADED FUNDS — 72.94%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 72.94%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	54,000	$ 2,729,700
PIMCO Enhanced Short Maturity Active ETF	4,700	465,817
SPDR Barclays Short Term Corporate Bond ETF	24,000	713,520
Vanguard Short-Term Corporate Bond ETF	21,700	1,654,842
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,563,879
TOTAL INVESTMENTS — 72.94%
(cost $5,804,792)		$ 5,563,879

Percentages are stated as a percent of net assets.

ETF	– Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Income Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited)

COMMON STOCKS — 0.63%	Shares	Value
Merchant Wholesalers, Durable Goods — 0.63%
Valaris Ltd. — ADR*	2,682	$ 113,287
TOTAL COMMON STOCKS
(cost $567,646)		113,287
	Principal
CORPORATE BONDS — 24.49%	Amount
Broadcasting (except Internet) — 1.11%
CSC Holdings LLC, 5.875%, 09/15/2022[f]	$ 200,000	199,292
Construction of Buildings — 10.92%
Lennar Corporation, 4.750%, 11/15/2022cf	1,960,000	1,963,402
Deep Sea, Coastal, and Great Lakes Water Transportation — 11.14%
Stolt-Nielsen Limited, 6.375%, 09/21/2022cf	2,000,000	2,001,258
Fabricated Metal Product Manufacturing — 1.25%
Ball Corporation, 5.250%, 07/01/2025[f]	224,000	224,240
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.07%
GAMCO Investors, Inc., 4.000%, 06/15/2023fg	13,000	13,002
TOTAL CORPORATE BONDS
(cost $4,397,065)		4,401,194

MUNICIPAL BONDS — 0.61%
Support Activities for Air Transportation — 0.61%
Branson Missouri Regional Airport Transportation
Development District, 5.000%, 04/01/2043fg	1,212,961	109,059
TOTAL MUNICIPAL BONDS
(cost $2,277,464)		109,059

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Income Portfolio

Consolidated Portfolio of Investments — June 30, 2022(Unaudited) — (Continued)

CLOSED-END FUNDS — 11.94%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 11.94%
DoubleLine Opportunistic Credit Fund	50,900	$ 793,022
PIMCO Dynamic Income Fund[c]	64,800	1,352,376
TOTAL CLOSED-END FUNDS
(cost $3,331,810)		2,145,398
TOTAL INVESTMENTS — 37.67%
(cost $10,573,985)		$ 6,768,938

Percentages are stated as a percent of net assets.

*	– Non-income producing security.
c	– Significant Investment — Greater than 5% of net assets.
e	– Default or other conditions exist and the security is not presently accruing income.
f	– Level 2 Investment.
g	– Illiquid.
ADR	– American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities

June 30, 2022 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$103,382,757	$13,105,416
Foreign currencies, at value (3)	—	168,345
Cash	42,270,780	12,707,112
Cash proceeds from securities lending	798,482	2,146
Receivable for contributed capital	4,057	8,455
Receivable for investments sold	792,035	226,395
Dividends and interest receivable	39,502	26,801
Securities litigation receivable	—	1
Prepaid expenses and other assets	6,802	911
Total Assets	147,294,415	26,245,582
LIABILITIES:
Payable to Adviser	162,310	28,020
Payable to Trustees	3,977	621
Payable to Chief Compliance Officer	340	43
Payable for securities purchased	667,671	218,166
Payable for collateral received for securities loaned	798,482	2,146
Payable for withdrawn capital	29,577	1,150
Accrued expenses and other liabilities	48,014	23,493
Total Liabilities	1,710,371	273,639
Net Assets	$145,584,044	$25,971,943
(1) Cost of investments	$ 69,976,576	$ 7,986,243
(2) Includes loaned securities with a market value of	$ 695,125	$ 2,084
(3) Cost of foreign currencies	$ —	$ 168,006

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
ASSETS:
Investments, at value(1)(2)	$ 744,651,157	$17,914,246
Cash	64,280,447	165,508
Cash proceeds from securities lending	267,397	398,430
Receivable for contributed capital	143,297	3,026
Receivable for investments sold	161,052	—
Dividends and interest receivable	104,515	66,810
Prepaid expenses and other assets	26,276	675
Total Assets	809,634,141	18,548,695
LIABILITIES:
Payable to Adviser	884,705	18,162
Payable to Trustees	18,234	394
Payable to Chief Compliance Officer	1,173	30
Payable for securities purchased	—	2,150
Payable for collateral received for securities loaned	267,397	398,430
Payable for withdrawn capital	277,535	134
Accrued expenses and other liabilities	143,913	14,140
Total Liabilities	1,592,957	433,440
Net Assets	$ 808,041,184	$18,115,255
((1) Cost of investments	$ 205,345,448	$ 9,229,631
(2) Includes loaned securities with a market value of	$ 259,667	$ 374,336

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

		The Small Cap	The Market
		Opportunities	Opportunities
		Portfolio	Portfolio
		(Consolidated)	(Consolidated)
ASSETS:
	Investments, at value(1)(2)	$240,118,688	$84,534,079
	Foreign currencies, at value (3)	5,942	629
	Cash	19,623,501	32,403,206
	Cash proceeds from securities lending	551,976	413,152
	Receivable for contributed capital	587,928	356,903
	Dividends and interest receivable	71,673	31,105
	Prepaid expenses and other assets	7,880	4,742
	Total Assets	260,967,588	117,743,816
LIABILITIES:
	Payable to Adviser	280,801	128,727
	Payable to Trustees	5,648	2,838
	Payable to Chief Compliance Officer	361	185
	Payable for securities purchased	98,350	24,127
	Payable for collateral received for securities loaned	551,976	413,152
	Payable for withdrawn capital	258,505	18,281
	Accrued expenses and other liabilities	58,355	35,856
	Total Liabilities	1,253,996	623,166
	Net Assets	$259,713,592	$117,120,650
(1)	Cost of investments	$ 84,083,236	$ 29,378,145
(2)	Includes loaned securities with a market value of	$ 504,805 $	398,718
(3)	Cost of foreign currencies	$ 5,930 $	628

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2022 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$ 5,563,879	$ 6,768,938
Cash	2,079,972	11,151,534
Dividends and interest receivable	1,735	80,579
Prepaid expenses and other assets	277	639
Total Assets	7,645,863	18,001,690
LIABILITIES:
Payable to Adviser	5,667	18,810
Payable to Custodian	172	445
Payable to Trustees	14	32
Payable for withdrawn capital	—	1
Accrued expenses and other liabilities	11,781	15,017
Total Liabilities	17,634	34,305
Net Assets	$ 7,628,229	$17,967,385
(1) Cost of investments	$ 5,804,792	$10,573,985

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$ 704,859	$ 139,896
Interest	69,621	21,210
Income from securities lending	31,368	2,344
Total investment income	805,848	163,450
EXPENSES:
Investment advisory fees	1,151,717	172,018
Administration fees	43,382	12,009
Professional fees	13,294	4,287
Fund accounting fees	16,875	2,110
Trustees’ fees	9,323	1,324
Chief Compliance Officer fees	1,908	250
Custodian fees and expenses	9,296	5,695
Registration fees	327	418
Other expenses	4,103	508
Total expenses	1,250,225	198,619
Net investment loss	(444,377)	(35,169)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	8,539,082	506,695
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(68,681,202)	(4,472,177)
Net realized and unrealized loss on investments	(60,142,120)	(3,965,482)
Net decrease in net assets resulting from operations	$(60,586,497)	$(4,000,651)
† Net of foreign taxes withheld of:	$ 5,533	$ 12,740

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
INVESTMENT INCOME:
Dividends†	$ 9,373,537	$ 247,850
Interest	98,699	253
Income from securities lending	7,221	370
Total investment income	9,479,457	248,473
EXPENSES:
Investment advisory fees	5,083,835	110,679
Administration fees	142,391	9,744
Professional fees	44,578	4,934
Fund accounting fees	61,954	2,442
Trustees' fees	38,066	852
Chief Compliance Officer fees	7,080	165
Custodian fees and expenses	26,637	597
Registration fees	859	7
Other expenses	16,323	360
Total expenses	5,421,723	129,780
Net investment income	4,057,734	118,693
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	14,840,996	93,186
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(39,358,332)	(405,981)
Net realized and unrealized loss on investments	(24,517,336)	(312,795)
Net decrease in net assets resulting from operations	$ (20,459,602)	$ (194,102)
† Net of foreign taxes withheld of:	$ 86,556	$ 16,848

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$ 2,980,839	$ 1,147,389
Interest	18,412	55,793
Income from securities lending	4,541	5,046
Total investment income	3,003,792	1,208,228
EXPENSES:
Investment advisory fees	1,583,643	788,210
Administration fees	49,071	28,867
Professional fees	15,896	9,358
Fund accounting fees	19,670	10,784
Trustees’ fees	11,751	6,037
Chief Compliance Officer fees	2,226	1,141
Custodian fees and expenses	17,154	7,762
Registration fees	41	319
Other expenses	4,749	2,474
Total expenses	1,704,201	854,952
Net investment income	1,299,591	353,276
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	6,838,001	1,455,860
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,933,105)	(11,967,436)
Net realized and unrealized loss on investments	(95,104)	(10,511,576)
Net increase (decrease) in net assets resulting from operations	$ 1,204,487	$(10,158,300)
† Net of foreign taxes withheld of:	$ 80,060	$ 26,763

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$ 35,584	$ 126,434
Interest	3,518	148,898
Total investment income	39,102	275,332
EXPENSES:
Investment advisory fees	35,551	123,498
Administration fees	8,009	10,106
Professional fees	4,404	5,066
Fund accounting fees	648	2,008
Trustees’ fees	381	963
Chief Compliance Officer fees	65	176
Custodian fees and expenses	504	4,284
Registration fees	16	16
Other expenses	212	479
Total expenses	49,790	146,596
Net investment income (loss)	(10,688)	128,736
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	—	(1,106)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(329,595)	(648,645)
Net realized and unrealized loss on investments	(329,595)	(649,751)
Net decrease in net assets resulting from operations	$(340,283)	$(521,015)

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment loss	$ (444,377)	$ (2,195,554)	$ (35,169)	$ (271,793)
Net realized gain on sale of
investments and foreign currency	8,539,082	1,373,651	506,695	436,399
Net change in unrealized appreciation
(depreciation) of investments
and foreign currency	(68,681,202)	17,505,437	(4,472,177)	2,330,030
Net increase (decrease) in net assets
resulting from operations	(60,586,497)	16,683,534	(4,000,651)	2,494,636
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	393,618	101,179,878	3,865,377	12,260,221
Withdrawals	(28,094,419)	(57,882,549)	(1,072,892)	(8,038,442)
Net increase (decrease) in net assets
resulting from capital
share transactions	(27,700,801)	43,297,329	2,792,485	4,221,779
Total increase (decrease) in net assets	(88,287,298)	59,980,863	(1,208,166)	6,716,415
NET ASSETS:
Beginning of period	233,871,342	173,890,479	27,180,109	20,463,694
End of period	$145,584,044	$233,871,342	$25,971,943	$27,180,109

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio
	(Consolidated)		The Medical Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ 4,057,734	$ (5,253,335)	$ 118,693	$ 144,394
Net realized gain on sale
of investments and foreign
currency	14,840,996	21,684,321	93,186	251,613
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(39,358,332)	232,627,876	(405,981)	1,400,543
Net increase (decrease) in net assets
resulting from operations	(20,459,602)	249,058,862	(194,102)	1,796,550
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	11,476,843	59,510,967	302,298	491,764
Withdrawals	(37,393,367)	(112,877,140)	(438,141)	(1,484,927)
Net decrease in net assets
resulting from beneficial
interest transactions	(25,916,524)	(53,366,173)	(135,843)	(993,163)
Total increase (decrease) in net assets	(46,376,126)	195,692,689	(329,945)	803,387
NET ASSETS:
Beginning of period	854,417,310	658,724,621	18,445,200	17,641,813
End of period	$ 808,041,184	$ 854,417,310	$18,115,255	$18,445,200

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ 1,299,591	$ (1,712,063)	$ 353,276	$ (980,194)
Net realized gain on sale of
investments and foreign currency	6,838,001	1,647,914	1,455,860	410,680
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(6,933,105)	85,881,530	(11,967,436)	26,149,090
Net increase (decrease) in net assets
resulting from operations	1,204,487	85,817,381	(10,158,300)	25,579,576
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	16,219,145	58,012,973	5,841,941	20,290,895
Withdrawals	(26,991,670)	(53,010,578)	(8,079,283)	(13,054,775)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	(10,772,525)	5,002,395	(2,237,342)	7,236,120
Total increase (decrease) in net assets	(9,568,038)	90,819,776	(12,395,642)	32,815,696
NET ASSETS:
Beginning of period	269,281,630	178,461,854	129,516,292	96,700,596
End of period	$259,713,592	$ 269,281,630	$117,120,650	$129,516,292

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2022	December 31,	June 30, 2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
OPERATIONS:
Net investment income (loss)	$ (10,688)	$ (42,643)	$ 128,736	$ 466,473
Net realized gain (loss) on sale of
investments, foreign currency	—	8,835	(1,106)	355,888
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency	(329,595)	(125,419)	(648,645)	(510,846)
Net increase (decrease) in net assets
resulting from operations	(340,283)	(159,227)	(521,015)	311,515
NET DECREASE IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	202,627	1,105,136	45,745	5,154,131
Withdrawals	(633,708)	(5,254,443)	(6,299,000)	(7,116,201)
Net decrease in net assets resulting
from beneficial interest
transactions	(431,081)	(4,149,307)	(6,253,255)	(1,962,070)
Total decrease in net assets	(771,364)	(4,308,534)	(6,774,270)	(1,650,555)
NET ASSETS:
Beginning of period	8,399,593	12,708,127	24,741,655	26,392,210
End of period	$ 7,628,229	$ 8,399,593	$17,967,385	$ 24,741,655

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.

2. Significant Accounting Policies

Security Valuation

Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

markets. At June 30, 2022, 1.37%, 1.31%, 0.06%, 0.35%, 3.11% and 0.68% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2022.

Bitcoin

The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2022, 17.8%, 7.1%, 2.9%, 1.4%, and 6.2% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Consolidation of Subsidiaries

The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.

The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.

As of June 30, 2022, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$11,031,558	7.58%
Global Portfolio	1,039,392	4.00%
Paradigm Portfolio	25,458,880	3.15%
Small Cap Opportunities Portfolio	4,055,257	1.56%
Market Opportunities Portfolio	3,900,806	3.33%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

As of June 30, 2022, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$2,774	0.00%
Global Portfolio	2,762	0.01%
Market Opportunities Portfolio	2,812	0.00%

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options

The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Adviser under the supervision of the Board of Trustees. At June 30, 2022, none of the Master Portfolios held securities restricted to institutional investors (144A Securities).

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2022, the following Master Portfolios held illiquid securities:

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	$1,994,502	1.37%
The Global Portfolio	341,084	1.31%
The Paradigm Portfolio	507,923	0.06%
The Small Cap Opportunities Portfolio	914,397	0.35%
The Market Opportunities Portfolio	3,644,234	3.11%
The Multi-Disciplinary Income Portfolio	122,061	0.68%

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Significant Investments

The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2022, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

approximately 47%, 29%, 61%, 68%, 70%, 52% and 30% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.

Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2022, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 21%, 17%, 61%, 57% and 46% of their respective net assets in Texas Pacific Land Trust and because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.

Short-Term Investments

The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Expense Allocation

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2022, open tax years include the tax years ended December 31, 2018 through December 31, 2021. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

For the period ended June 30, 2022, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$1,151,717
The Global Portfolio	172,018
The Paradigm Portfolio	5,083,835
The Medical Portfolio	110,679
The Small Cap Opportunities Portfolio	1,583,643
The Market Opportunities Portfolio	788,210
The Alternative Income Portfolio	35,551
The Multi-Disciplinary Income Portfolio	123,498

For the period ended June 30, 2022, the Trust was allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)

At a meeting of the Board of Trustees of the Trust held on March 10, 2022, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among other things; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the performance of the Master Portfolios over the one-, three-, five-and ten-year periods, as applicable, ended December 31, 2021, and as compared to the relevant peer group, as well as the performance of the Master Portfolios as compared to their respective benchmark indices; (3) the management fees and net expense ratios of each Master Portfolio, as compared to the management fees and expense ratios for relevant peer groups; (4) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (5) the extent to which economies of scale are relevant given the current asset size and current asset growth potential of the Master Portfolios; (6) the financial condition of the Adviser; (7) the cost of services provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

December 31, 2021; (8) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Trust; (9) the Adviser's operations, compliance program and policies with respect to the Code of Ethics; (10) that each Fund and each Master Portfolio is designed for long-term investors; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.

5. Liquidity Risk Management Program

Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Trust’s Board of Trustees (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Master Portfolios and the Program has been implemented effectively. The Program Administrator has monitored each Master Portfolio’s liquidity risk and the liquidity classification of the securities held by the Master Portfolios and determined that the Program is operating effectively.

During the period from April 1, 2021 to March 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the Master Portfolios. During the period, the Master Portfolios held sufficient highly liquid assets to meet fund redemptions.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

6. Securities Transactions

Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2022, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$ —	$ 14,302,473	$ —	$ 27,567,938
The Global Portfolio	—	1,883,390	—	1,225,057
The Paradigm Portfolio	—	32,746	—	20,211,250
The Medical Portfolio	—	433,609	—	595,758
The Small Cap Opportunities Portfolio	—	434,739	—	16,892,583
The Market Opportunities Portfolio	—	6,508,313	—	6,907,169
The Alternative Income Portfolio	—	—	—	—
The Multi-Disciplinary Income Portfolio .	—	11,507	—	1,175,250

As of December 31, 2021, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax Cost of Investments	$ 76,244,418	$ 7,592,845	$ 215,026,712	$ 9,350,542
Unrealized Appreciation	104,753,733	10,396,762	591,411,676	9,624,097
Unrealized Depreciation	(4,207,308)	(1,567,265)	(16,101,799)	(583,152)
Net Unrealized Appreciation	$ 100,546,425	$ 8,829,497	$ 575,309,877	$ 9,040,945

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Tax Cost of Investments	$ 100,596,752	$ 30,732,033	$ 5,804,792	$ 11,050,447
Unrealized Appreciation	172,089,258	67,883,301	88,775	830,323
Unrealized Depreciation	(15,484,390)	(3,159,094)	(93)	(3,303,590)
Net Unrealized
Appreciation (Depreciation)	$ 156,604,868	$ 64,724,207	$ 88,682	$ (2,473,267)

7. Portfolio Securities Loaned

As of June 30, 2022, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2022, were as follows:

	Securities	Collateral
The Internet Portfolio	$695,125	$798,482
The Global Portfolio	2,084	2,146
The Paradigm Portfolio	259,667	267,397
The Medical Portfolio	374,336	398,430
The Small Cap Opportunities Portfolio	504,805	551,976
The Market Opportunities Portfolio	398,718	413,152
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	—	—

8. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

			The Internet Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(28.22)%	15.72%	56.87%	26.92%	(26.86)%	57.90%
Ratio of expenses
to average net assets:	1.36%	1.34%	1.37%	1.37%	1.38%	1.37%
Ratio of net investment
income (loss) to
average net assets:	(0.48)%	(0.92)%	(0.36)%	(0.29)%	(0.60)%	1.27%
Portfolio turnover rate	10%	4%	1%	1%	15%	44%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

			The Global Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(13.55)%	16.23%	24.80%	21.41%	(23.85)%	49.37%
Ratio of expenses to
average net assets:	1.44%	1.48%	1.59%	1.59%	1.66%	1.59%
Ratio of net investment
income (loss) to
average net assets:	(0.26)%	(1.00)%	(0.66)%	(0.18)%	(0.57)%	1.88%
Portfolio turnover rate	8%	7%	8%	5%	28%	169%

			The Paradigm Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(2.20)%	38.46%	3.61%	30.77%	(5.27)%	28.69%
Ratio of expenses to
average net assets:	1.33%	1.33%	1.35%	1.35%	1.36%	1.36%
Ratio of net investment
income (loss) to
average net assets:	1.00%	(0.58)%	0.70%	(0.43)%	(0.65)%	(0.53)%
Portfolio turnover rate	0%	1%	1%	1%	3%	14%

			The Medical Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(1.05)%	10.53%	8.95%	15.92%	1.59%	10.67%
Ratio of expenses to
average net assets:	1.47%	1.45%	1.48%	1.51%	1.47%	1.43%
Ratio of net investment
income to
average net assets:	1.34%	0.78%	1.03%	1.22%	0.96%	0.82%
Portfolio turnover rate	2%	1%	7%	6%	0%	0%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

		The Small Cap Opportunities Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	1.93%	50.63%	2.57%	27.34%	0.56%	26.50%
Ratio of expenses to
average net assets:	1.35%	1.34%	1.37%	1.36%	1.37%	1.37%
Ratio of net investment
income (loss) to
average net assets:	1.03%	(0.62)%	1.05%	(0.20)%	(0.33)%	(0.47)%
Portfolio turnover rate	0%	3%	0%	4%	3%	9%

		The Market Opportunities Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(8.15)%	28.08%	19.57%	22.77%	(10.62)%	47.53%
Ratio of expenses to
average net assets:	1.36%	1.36%	1.38%	1.39%	1.40%	1.39%
Ratio of net investment
income (loss) to
average net assets:	0.56%	(0.74)%	0.42%	(0.00)%	(0.30)%	1.05%
Portfolio turnover rate	7%	2%	2%	4%	8%	35%

		The Alternative Income Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(4.29)%	(1.56)%	2.03%	2.28%	0.77%	2.20%
Ratio of expenses to
average net assets:	1.26%	1.19%	1.15%	1.14%	1.10%	1.07%
Ratio of net investment
income (loss) to
average net assets:	(0.27)%	(0.39)%	0.06%	1.22%	0.79%	(0.04)%
Portfolio turnover rate	0%	0%	0%	0%	0%	0%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

		The Multi-Disciplinary Income Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Total Return	(2.62)%	1.23%	(1.35)%	9.13%	(0.93)%	4.84%
Ratio of expenses to
average net assets:	1.48%	1.44%	1.46%	1.44%	1.42%	1.40%
Ratio of net investment
income to average
net assets:	1.30%	1.74%	3.17%	4.15%	4.13%	3.47%
Portfolio turnover rate	0%	0%	0%	0%	2%	16%

9. Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spinoff Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 75,554,541	$ —	$1,929,600	$ 77,484,141
Unit Investment Trust	25,833,714	—	—	25,833,714
Warrants	—	—	64,902	64,902
Total Investments in Securities	$ 101,388,255	$ —	$1,994,502	$103,382,757

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2021	$2,005,453
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(10,951)
Net purchases and/or acquisitions
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2022	$1,994,502

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Common Stocks	$1,929,600	Followed valuation	Precedent	$7.20 - $8.60
		procedures and used	Transaction
		the last traded price-
		fair valuation is
		reviewed by the board
		using market
		comparables
Warrants	$ 64,902	Black Scholes	Volatility	25%
		Method

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,884,188	$ 27,750	$310,717	$ 11,222,655
Unit Investment Trust	1,851,572	—	—	1,851,572
Preferred Stocks	—	—	10,557	10,557
Convertible Bonds	—	822	—	822
Warrants	—	—	19,810	19,810
Total Investments in Securities	$ 12,735,760	$ 28,572	$341,084	$ 13,105,416

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2021	$ 265,697
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(33,677)
Net purchases and/or acquisitions	109,064
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2022	$ 341,084

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Common Stocks	$ 115,852	Followed valuation	Intermittent	$60.00 - $80.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Common Stocks	$ 99,990	Followed valuation	Intermittent	$55.00 - $55.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Common Stocks	$ 94,875	Followed valuation	Intermittent	$10.20 - $19.75
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Preferred Stocks	$ 10,557	Followed valuation	Intermittent	$18.00 - $23.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Warrants	$ 19,810	Followed valuation	Intermittent	$7.30 - $10.50
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$716,259,425	$ 4,153,072	$495,937	$720,908,434
Unit Investment Trust	23,473,644	—	—	23,473,644
Preferred Stocks	—	—	4,449	4,449
Convertible Preferred Stocks	257,093	—	—	257,093
Warrants	—	—	4,537	4,537
Corporate Bonds	—	3,000	—	3,000
Total Investments in Securities	$739,990,162	$ 4,156,072	$504,923	$744,651,157

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2021	$ 578,173
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(73,250)
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2022	$ 504,923

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Common Stocks	$ 42,262	Followed valuation	Intermittent	$60.00 - $80.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Common Stocks	$ 453,675	Followed valuation	Intermittent	$10.20 - $19.75
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Preferred Stocks	$ 4,449	Followed valuation	Intermittent	$18.00 - $23.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Warrants	$ 4,537	Followed valuation	Intermittent	$7.30 - $10.50
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,908,822	$ —	$ —*	$ 17,908,822
Rights	5,424	—	—	5,424
Total Investments in Securities	$ 17,914,246	$ —	$ —*	$ 17,914,246

During the period ended June 30, 2022, there was one transfer into Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2021	$ —
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—*
Balance as of June 30, 2022	$ —*

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Common Stocks	$ —*	Followed valuation	Intermittent	$0.0000 -
		procedures and used	market	$0.0040
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables

^ See Portfolio of Investments for breakout of investments by industry classification.

* Amount is less than $0.50.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$214,781,546	$ 20,804,444	$ —	$235,585,990
Unit Investment Trust	3,618,301	—	—	3,618,301
Corporate Bonds	—	7,001	—	7,001
Warrants	—	—	907,396	907,396
Total Investments in Securities	$218,399,847	$ 20,811,445	$ 907,396	$240,118,688

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2021	$1,150,480
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(233,443)
Net purchases and/or acquisitions	—
Net sales and/or write-offs	(9,641)
Transfer in and/or out of Level 3	—
Balance as of June 30, 2022	$ 907,396

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Warrants	$ 907,396	Followed valuation	Intermittent	$7.30 - $10.50
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 70,538,299	$ 3,118,238	$3,117,882	$ 76,774,419
Unit Investment Trust	7,222,481	—	—	7,222,481
Convertible Preferred Stocks	1,070	—	—	1,070
Corporate Bonds	—	14,002	—	14,002
Preferred Stocks	—	—	242,556	242,556
Convertible Bonds	—	114	—	114
Exchange Traded Funds	9,642	—	—	9,642
Warrants	—	—	269,795	269,795
Total Investments in Securities	$ 77,771,492	$ 3,132,354	$3,630,233	$ 84,534,079

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2021	$3,907,139
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(411,931)
Net purchases and/or acquisitions	135,025
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2022	$3,630,233

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Common Stocks	$2,298,857	Followed valuation	Intermittent	$60.00 - $80.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Common Stocks	$ 684,000	Followed valuation	Precedent	$7.20 - $8.60
		procedures and used	Transaction
the last traded price-
fair valuation is
reviewed by the board
using market
comparables
Common Stocks	$ 135,025	Followed valuation	Precedent	$55.00 - $55.00
		procedures and used	Transaction
the last traded price-
fair valuation is
reviewed by the board
using market
comparables
Preferred Stocks	$ 242,556	Followed valuation	Intermittent	$18.00 - $23.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables
Warrants	$ 246,789	Followed valuation	Intermittent	$7.30 - $10.50
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market
comparables

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2022	Techniques	Input	Range
Warrants	$ 23,006	Black Scholes	Volatility	25%
		Method

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,563,879	$ —	$ —	$ 5,563,879
Total Investments in Securities	$ 5,563,879	$ —	$ —	$ 5,563,879

As of June 30, 2022, there were no investments in Level 3 securities.

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

^ See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 113,287	$ —	$ —	$ 113,287
Corporate Bonds	—	4,401,194	—	4,401,194
Municipal Bonds	—	109,059	—	109,059
Closed-End Funds	2,145,398	—	—	2,145,398
Total Investments in Securities	$ 2,258,685	$ 4,510,253	$ —	$ 6,768,938

As of June 30, 2022, there were no investments in Level 3 securities.

During the period ended June 30, 2022, there were no transfers into or out of Level 3.

10. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies. At June 30, 2022, none of the Portfolios held any derivative instruments and there were no transactions during the period ended June 30, 2022.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

11. Offsetting Assets and Liabilities

The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2022:

Net
		Gross	Amounts	Gross Amounts not Offset
		Amounts	Presented	in the Statement of
	Gross	Offset in the	in the	Assets & Liabilities
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments (Received)		Amount
The Internet Portfolio
Securities Lending	$ 798,482	$ —	$ 798,482	$ 798,482	$ —	$ —
	$ 798,482	$ —	$ 798,482	$ 798,482	$ —	$ —

The Global Portfolio
Securities Lending	$ 2,146	$ —	$ 2,146	$ 2,146	$ —	$ —
	$ 2,146	$ —	$ 2,146	$ 2,146	$ —	$ —

The Paradigm Portfolio
Securities Lending	$ 267,397	$ —	$ 267,397	$ 267,397	$ —	$ —
	$ 267,397	$ —	$ 267,397	$ 267,397	$ —	$ —

The Medical Portfolio
Securities Lending	$ 398,430	$ —	$ 398,430	$ 398,430	$ —	$ —
	$ 398,430	$ —	$ 398,430	$ 398,430	$ —	$ —

The Small Cap
Opportunities Portfolio
Securities Lending	$ 551,976	$ —	$ 551,976	$ 551,976	$ —	$ —
	$ 551,976	$ —	$ 551,976	$ 551,976	$ —	$ —

The Market
Opportunities Portfolio
Securities Lending	$ 413,152	$ —	$ 413,152	$ 413,152	$ —	$ —
	$ 413,152	$ —	$ 413,152	$ 413,152	$ —	$ —

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

12. Subsequent Events

At meetings held on March 10, 2022 and June 16, 2022, the Board of Directors of the Company approved the reorganization of the Medical Fund, the Alternative Income Fund and the Multi-Disciplinary Income Fund into The Medical ETF, The Alternative Income SPAC Active ETF and Horizon AAA Floating Rate Debt ETF, respectively, each a newly created series of Listed Funds Trust. Each reorganization is subject to the approval of the shareholders of the Medical Fund, the Alternative Income Fund and the Multi-Disciplinary Income Fund, respectively. If approved by shareholders, the Medical Portfolio, Alternative Income Portfolio and Multi-Disciplinary Income Portfolio will liquidate and distribute all of its assets to its shareholders, including its corresponding feeder fund, prior to the reorganizations.

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

13. Recent Accounting Pronouncements

Reference Rate Reform

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

Investment Company Derivatives Risk Management Program (Rule 18f-4)

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Portfolio can enter into, eliminate the asset segregation framework currently used by portfolios to comply with Section 18 of the 1940 Act, and require portfolios whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Portfolios will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Portfolio(s). When fully implemented, Rule 18f-4 may require changes in how a Portfolio uses derivatives, adversely affect the Portfolio’s performance and increase costs related to the Portfolio’s use of derivatives.

SEC Modernizes Framework for Fund Valuation Practices (Rule 2a-5)

In December 2020, the SEC adopted a new rule providing a framework for portfolio valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit portfolio boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a portfolio must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of portfolio investments. The Portfolios will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Portfolios’ financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Consolidated Financial Statements —

(Continued) June 30, 2022 (Unaudited)

14. Information about Proxy Voting (Unaudited)

Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll- free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

15. Information about the Portfolio Holdings (Unaudited)

The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Kinetics Mutual

Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York,NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, PA 19102

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York,NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Directors/Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(4) There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By /s/ Peter B. Doyle______________________

Peter B. Doyle, President

Date 9/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Peter B. Doyle______________________

Peter B. Doyle, President

Date 9/6/2022

By /s/ Leonid Polyakov____________________

Leonid Polyakov, Treasurer

Date 9/1/2022